      As filed with the Securities and Exchange Commission on July 12, 2000
                                                      Registration Nos. 33-73404
                                                                        811-8236
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

                      Pre-Effective Amendment No. ____                       / /

                       Post-Effective Amendment No. 33                       /X/

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / /

                              Amendment No. 35                               /X/

                          ----------------------------

                                 Northern Funds
               (Exact Name of Registrant as Specified in Charter)

                             50 South LaSalle Street
                             Chicago, Illinois 60675
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                  800-595-9111

                            Jeffrey A. Dalke, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on July 31, 2000 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [X] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

     This Post-Effective Amendment No. 33 has been filed by Northern Funds, a Delaware business trust, for the purpose of adopting under the Securities Act of 1933 and the Investment Company Act of 1940 the Registration Statement on Form N-1A of Northern Funds, a Massachusetts business trust, pursuant to the provisions of Rule 414 under the Securities Act of 1933. In accordance with the provisions of paragraph (d) of Rule 414, this Registration Statement also revises and sets forth additional information arising in connection with Registrant's change of domicile or otherwise necessary to keep the Registration Statement from being misleading in any material respect.

                              SUBJECT TO COMPLETION
                   PRELIMINARY PROSPECTUS, DATED JULY 12, 2000


INFORMATION CONTAINED HEREIN PERTAINING TO THE NORTHERN FUNDS AGGRESSIVE GROWTH FUND IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE NORTHERN FUNDS REGISTRATION STATEMENT RELATING TO SHARES OF THE AGGRESSIVE GROWTH FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SHARES OF THE AGGRESSIVE GROWTH FUND MAY NOT BE SOLD NOR MAY OFFERS TO BUY SHARES OF SUCH FUND BE ACCEPTED PRIOR TO THE TIME THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF SHARES OF THE AGGRESSIVE GROWTH FUND IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO THE REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.




NORTHERN FUNDS

AGGRESSIVE GROWTH FUND

PROSPECTUS DATED SEPTEMBER __, 2000

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves investment risks, including possible loss of principal.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                                                             PAGE
------------------------------------------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                     AGGRESSIVE GROWTH FUND                                 3
Information about the objectives, principal strategies
and risk characteristics of each Fund.                  ----------------------------------------------------------
                                                        FUND PERFORMANCE                                       6
                                                        ----------------------------------------------------------
                                                        FUND FEES AND EXPENSES                                 6
------------------------------------------------------------------------------------------------------------------
MANAGEMENT OF THE FUND                                  INVESTMENT ADVISER                                     8
Details that apply to the Fund.                         ----------------------------------------------------------
                                                        ADVISORY FEES                                          8
                                                        ----------------------------------------------------------
                                                        FUND MANAGEMENT                                        8
                                                        ----------------------------------------------------------
                                                        OTHER FUND SERVICES                                    8
------------------------------------------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT                                      PURCHASING AND SELLING SHARES                          9
How to open, maintain and close an account.             -    Purchasing Shares                                 9
                                                        -    Opening an Account                                9
                                                        -    Selling Shares                                   11
                                                        ----------------------------------------------------------
                                                        ACCOUNT POLICIES AND OTHER INFORMATION                13
                                                        -    Calculating Share Price                          13
                                                        -    Timing of Purchase Requests                      13
                                                        -    Social Security/Tax Identification Number        13
                                                        -    In-Kind Purchases and Redemptions                13
                                                        -    Miscellaneous Purchase Information               13
                                                        -    Timing of Redemption and Exchange Requests       14
                                                        -    Payment of Redemption Proceeds                   14
                                                        -    Miscellaneous Redemption Information             14
                                                        -    Exchange Privileges                              15
                                                        -    Telephone Transactions                           15
                                                        -    Making Changes to Your Account Information       15
                                                        -    Signature Guarantees                             15
                                                        -    Business Day                                     15
                                                        -    Early Closings                                   15
                                                        -    Authorized Intermediaries                        16
                                                        -    Service Organizations                            16
                                                        -    Shareholder Communications                       17
                                                        ----------------------------------------------------------
                                                        DIVIDENDS AND DISTRIBUTIONS                           17
                                                        ----------------------------------------------------------
                                                        TAX CONSIDERATIONS                                    17
------------------------------------------------------------------------------------------------------------------
RISKS, SECURITIES AND TECHNIQUES                        RISKS, SECURITIES AND TECHNIQUES                      19
                                                        -    Additional Information on Investment Objectives,
                                                             Principal Investment Strategies and Related
                                                             Risks                                            19
                                                        -    Additional Description of Securities and Common
                                                             Investment Techniques                            22
------------------------------------------------------------------------------------------------------------------
FOR MORE INFORMATION                                    ANNUAL/SEMIANNUAL REPORT                              30
                                                        ----------------------------------------------------------
                                                        STATEMENT OF ADDITIONAL INFORMATION                   30
------------------------------------------------------------------------------------------------------------------

                                                             RISK/RETURN SUMMARY

AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES. In seeking long-term capital appreciation, the Fund will invest, under normal market conditions, at least 65% of its total assets in equity securities of companies which the investment management team believes exhibit strong growth characteristics.

Using fundamental research and quantitative analysis, the investment management team buys securities of companies that it believes have favorable growth characteristics, such as above average sales, earnings growth, and competitive returns on equity relative to their peers. Similarly, the investment management team sells securities it believes no longer have these characteristics. The team may also sell securities in order to maintain the desired portfolio composition for the Fund, which may change in response to market conditions. In doing so, the investment management team considers such factors as a company's:

          -    Financial condition (such as debt to equity ratio);

          - Market share and competitive leadership of the company's products;

          -    Earnings growth relative to relevant competition; and

          - Market valuation in comparison to other growth companies and the stock's own historical norms.

The Fund may invest in companies of any size, but generally expects to invest primarily in small and mid-size companies. At times the Fund may make significant investments in initial public offerings ("IPOs"). An IPO is a company's first offering of stock to the public. The Fund may from time to time emphasize particular companies or market segments, such as technology, in attempting to achieve its investment objective. Many of the companies in which the Fund invests retain their earnings to finance current and future growth and pay little or no dividends. Although the Fund primarily invests in the stocks of U.S. companies, it may invest to a limited extent in the securities of foreign issuers either directly or indirectly (for example through American Depository Receipts).

The investment management team may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

RISKS. These primary investment risks apply to the Fund: stock, small cap/mid cap stock, technology, IPO, currency, country, foreign regulatory and portfolio turnover risks.

                                                             RISK/RETURN SUMMARY

PRINCIPAL INVESTMENT RISKS

All of the Fund's investments carry some degree of risk which will affect the value of the Fund's portfolio, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in the Fund.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

The following summarizes the principal risks that apply to the Fund and may result in a loss of your investment.

- MARKET RISK is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

- MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

- LIQUIDITY RISK is the risk that the Fund will not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

- STOCK RISK is the risk that stock prices have historically risen and fallen in periodic cycles. As of the date of this Prospectus, U.S. stock markets and certain foreign stock markets were trading at or close to record high levels. There is no guarantee that such levels will continue.

- SMALL CAP/MID CAP STOCK RISK is the risk that stocks of mid-sized and smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized and small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, these stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

- TECHNOLOGY STOCK RISK is the risk that stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism.

- IPO RISK is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

- CURRENCY RISK is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates.

- COUNTRY RISK is the potential for price fluctuations in foreign securities because of political, financial and economic events in foreign countries. Investment of more than 25% of the Fund's total assets in securities of issuers located in one country will subject the Fund to increased country risk with respect to the particular country.

- FOREIGN REGULATORY RISK is the risk that a foreign security could lose value because of less stringent foreign securities regulations and accounting and disclosure standards.

- PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to result in increased Fund expenses which may result in lower investment returns. High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders. It is expected that the annual portfolio turnover rate of the Fund will exceed 100%.

MORE INFORMATION ABOUT THE RISKS OF INVESTING IN THE FUND IS PROVIDED IN "RISKS, SECURITIES AND TECHNIQUES" BEGINNING ON PAGE __ OF THIS PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER THE RISKS DISCUSSED IN THIS SECTION AND "RISKS, SECURITIES AND TECHNIQUES" BEFORE INVESTING IN THE FUND.

                                                             RISK/RETURN SUMMARY

FUND PERFORMANCE

The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Please note that the following information does not reflect any charges which may be imposed by The Northern Trust Company ("Northern"), its affiliates, correspondent banks and other institutions on their customers. For more information, please see "Account Policies and Other Information" on page
__.

                                SHAREHOLDER FEES
                                (fees paid directly from your investment)
                               ------------------------------------------------------------------------------
                                                                 SALES
                                 SALES                          CHARGE
                                 CHARGE         DEFERRED        (LOAD)
                                 (LOAD)          SALES        IMPOSED ON
                               IMPOSED ON        CHARGE       REINVESTED       REDEMPTION     EXCHANGE
FUND                            PURCHASES        (LOAD)      DISTRIBUTIONS       FEES(1)        FEES
-------------------------------------------------------------------------------------------------------------
Aggressive Growth                 None            None           None             None          None
-------------------------------------------------------------------------------------------------------------
                         ANNUAL FUND OPERATING EXPENSES
                         (expenses that are deducted from fund assets)
                        ----------------------------------------------------------------------------
                            DISTRIBUTION                                    TOTAL ANNUAL
    MANAGEMENT FEES        (12b-1) FEES(2)      OTHER EXPENSES(3)     FUND OPERATING EXPENSES(4)
----------------------------------------------------------------------------------------------------
        1.20%                   0.00%                0.55%                     1.75%
----------------------------------------------------------------------------------------------------

Footnotes

1.   A fee of $15.00 may be applicable for each wire redemption.

2. The Fund does not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of the Fund's average net assets under Northern Funds' Distribution and Service Plan.

3. These expenses include custodian, transfer agency and co-administration expenses, proxy costs, if any, as well as other customary Fund expenses. The co-administrators are entitled to a fee of 0.15%. "Other Expenses" are based on estimates for the current fiscal year.

4. As result of voluntary fee reductions, waivers and reimbursements, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" which are expected to be incurred by the Fund during the current fiscal year are set forth below. The voluntary fee reductions, waivers and reimbursements may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                             DISTRIBUTION                               TOTAL ANNUAL
FUND                    MANAGEMENT FEES      (12b-1) FEES      OTHER EXPENSES     FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
Aggressive Growth           1.00%               0.00%              0.25%                   1.25%

                                                             RISK/RETURN SUMMARY


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund (without fee waivers and expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND                          ONE YEAR          3 YEARS
-------------------------------------------------------------------------------------------
Aggressive Growth               $163              $520
-------------------------------------------------------------------------------------------

                                                          MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Northern Trust Company ("Northern" or the "Investment Adviser"), an Illinois state-chartered bank and member of the Federal Reserve System, serves as investment adviser for the Fund.

The Investment Adviser is located at 50 S. LaSalle Street, Chicago, IL 60675 and is a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company. As of March 31, 2000, Northern Trust Corporation and its subsidiaries had approximately $33.2 billion in assets, $21.5 billion in deposits and employed over 8,700 persons.

Northern has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. Northern and its affiliates administered in various capacities (including as master trustee, investment manager or custodian) approximately $1.6 trillion of assets as of March 31, 2000, including approximately $323.1 billion of assets for which Northern and its affiliates had investment management responsibility.

Under its Advisory Agreement with Northern Funds, the Investment Adviser, subject to the general supervision of Northern Funds' Board of Trustees, is responsible for making investment decisions for the Fund and for placing purchase and sale orders for portfolio securities.

ADVISORY FEES

As compensation for its advisory services and its assumption of related expenses, the Investment Adviser is entitled to an advisory fee, computed daily and payable monthly, at an annual rate set forth in the table below (expressed as a percentage of the Fund's respective average daily net assets).

                                                         CONTRACTUAL
         FUND                                               RATE
         ----                                            -----------
         Aggressive Growth                                 1.20%

As stated under "Fund Fees and Expenses," the Investment Adviser expects to waive voluntarily a portion of its advisory fee during the current fiscal year. The Investment Adviser may discontinue or modify its voluntary limitation in the future at its discretion.


FUND MANAGEMENT

The Investment Adviser employs a team approach to the investment management of the Fund. Below is information regarding the management of the Fund.

The management team leader for the Aggressive Growth Fund is David H. Burshtan, Vice President of Northern. Mr. Burshtan joined Northern in 1999. From 1995 to 1999, Mr. Burshtan was a portfolio manager for various portfolios with Scudder Kemper Investments, Inc. From 1993 to 1995, Mr. Burshtan held a variety of analyst and portfolio management positions with Northern.

OTHER FUND SERVICES

Northern also serves as transfer agent ("Transfer Agent") and custodian for the Fund. As Transfer Agent, Northern performs various administrative servicing functions, and any shareholder inquiries should be directed to it. The fees that Northern receives for its services in those capacities are described in the Statement of Additional Information. Northern and PFPC Inc. ("PFPC") serve as co-administrators for Northern Funds. The fees that Northern and PFPC receive for their co-administrative services are described on page __ under "Fund Fees and Expenses."

                                                              ABOUT YOUR ACCOUNT

PURCHASING AND SELLING SHARES

PURCHASING SHARES

You may purchase shares directly from Northern Funds or, if you maintain certain accounts, through Northern and certain other institutions. If you have any questions or need assistance in opening an investment account or purchasing shares, call (800) 595-9111.

OPENING AN ACCOUNT

DIRECTLY FROM THE FUND. You may open a shareholder account and purchase shares directly from the Fund with a minimum initial investment per Fund of $2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Fund reserves the right to waive these minimums.

For your convenience, there are a number of ways to invest directly in the Fund:

     BY MAIL

          -    Read this Prospectus carefully

          -    Complete and sign the Purchase Application

          -    Enclose a check or money order payable to Northern Funds

          - If you are investing on behalf of a corporation or other entity, your Purchase Application must be accompanied by a certified corporate resolution (or other acceptable evidence of authority).

          - Mail your check, corporate resolution (if needed) and completed Purchase Application to:

               Northern Funds
               P.O. Box 75986
               Chicago, Illinois 60675-5986

          -    For overnight delivery use the following address:

               801 South Canal Street
               Chicago, Illinois  60607
               Attn:  Northern Funds

          -    For subsequent investments:

               - Enclose your check with the return remittance portion of the confirmation of your previous investment; or

               - Indicate on your check or a separate piece of paper your name, address and account number

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash and third party checks are not acceptable.

BY WIRE
     TO OPEN A NEW ACCOUNT:
          -    Call (800) 595-9111 for instructions
          -    Complete a Purchase Application and send it to:

               Northern Funds
               P.O. Box 75986
               Chicago, IL  60675-5986

                                                              ABOUT YOUR ACCOUNT

          TO ADD TO AN EXISTING ACCOUNT:
          -    Have your bank wire Federal funds to:

               The Northern Trust Company
               Chicago, Illinois
               ABA Routing No. 0710-00152
               (Reference 10 Digit Fund Account No.)
               (Reference Shareholder's Name)

     BY DIRECT DEPOSIT
          TO PURCHASE ADDITIONAL SHARES:
          - Determine if your employer has direct deposit capabilities through the Automated Clearing House ("ACH")
          -    Have your employer send payments to:

               ABA Routing No. 0710-00152
               (Reference 10 Digit Fund Account No.)
               (Reference Shareholder's Name)

          -    The minimum periodic investment for direct deposit is $50

     BY AUTOMATIC INVESTMENT
          TO OPEN A NEW ACCOUNT
          - Complete a Purchase Application, including the Automatic Investment section

          -    Send it to:

               Northern Funds
               P.O. Box 75986
               Chicago, IL  60675-5986

          - The minimum initial investment is $250; $50 for monthly minimum additions

          TO ADD TO AN ACCOUNT:
          -    Call (800) 595-9111 to obtain an Automatic Investment Plan
               Application
          -    The minimum for automatic investment additions is $50

If you discontinue participation in the plan, the Fund reserves the right to redeem the investor's account involuntarily, upon 30 days written notice, if the account's net asset value is $1,000 or less. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum amount solely because of a decline in the Fund's net asset value.

     BY DIRECTED REINVESTMENT
          You may elect to have your income dividends and capital gains distributions automatically invested in another Northern Fund.
          -    Complete the Distribution Options section on the Purchase
               Application
          - Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement)

     BY EXCHANGE
          You may open a new account or add to an existing account by exchanging shares of one Fund for shares of any other Fund offered by Northern Funds. See "Selling Shares - By Exchange."

     BY INTERNET
          You may initiate transactions between Northern banking and Northern Funds accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to www.northerntrust.com/privatepassport or contact your relationship manager.

                                                              ABOUT YOUR ACCOUNT

THROUGH NORTHERN AND OTHER INSTITUTIONS

If you have an account with Northern, you may purchase Northern Funds shares through Northern. You may also purchase shares through other institutions (together with Northern, "Service Organizations") that have entered into agreements with Northern Funds. To determine whether you may purchase shares through your institution, contact your institution directly or call (800) 595-9111. Northern or another Service Organization may impose charges against your account which will reduce the net return on an investment in the Fund. These charges may include asset allocation fees, account maintenance fees, sweep fees, compensating balance requirements or other charges based upon account transactions, assets or income.

SELLING SHARES

REDEEMING AND EXCHANGING DIRECTLY FROM THE FUND

If you purchased Northern Funds directly or, if you purchased your shares through an account at Northern or another Service Organization and you appear on Northern Funds' records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

     BY MAIL
          SEND A WRITTEN REQUEST TO:
               Northern Funds
               P.O. Box 75986
               Chicago, Illinois 60675-5986

          THE REDEMPTION REQUEST MUST INCLUDE:
          -    The number of shares or the dollar amount to be redeemed
          -    The Fund account number
          -    A signature guarantee is also required if:
                 - The proceeds are to be sent elsewhere than the address of record, or
                 -   The redemption amount is greater than $50,000

     BY WIRE
     If you authorize wire redemptions on your Purchase Application, you can redeem shares and have the proceeds sent by Federal wire transfer to a previously designated account.
          - You will be charged $15 for each wire redemption unless the designated account is maintained at Northern or an affiliated bank
          -    Call the Transfer Agent at (800) 595-9111 for instructions
          -    The minimum amount that may be redeemed by this method is $250

                                                              ABOUT YOUR ACCOUNT

     BY SYSTEMATIC WITHDRAWAL
     If you own shares of the Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other Northern Funds.
          - Call (800) 595-9111 for an application form and additional information
          -    The minimum amount is $250 per withdrawal

     BY EXCHANGE
     Northern Funds offers you the ability to exchange shares of one Northern Fund for another Fund in the Northern Funds family.
          - When opening an account, complete the Exchange Privilege section of the Purchase Application or, if your account is already opened, send a written request to:

                    Northern Funds
                    P.O. Box 75986
                    Chicago, IL  60675-5986

          - Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange)
          -    Call (800) 595-9111 for more information

     BY TELEPHONE
     If you authorize the telephone privilege on your Purchase Application, you may redeem Northern Funds shares by phone.
          -    If your account is already opened, send a written request to:

                  Northern Funds
                  P.O. Box 75986
                  Chicago, IL  60675-5986

          - The request must be signed by each owner of the account and must be accompanied by signature guarantees
          -    Call (800) 595-9111 to use the telephone privilege
          - During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined above under "Selling Shares -- By Mail."

     BY INTERNET
     You may initiate transactions between Northern banking and Northern Funds accounts by using Northern Trust Private Passport. For details and to sign up for this service, go to www.northerntrust.com/privatepassport or contact your relationship manager.

REDEEMING AND EXCHANGING THROUGH NORTHERN AND OTHER INSTITUTIONS

If you purchased your Northern Funds shares through an account at Northern or another Service Organization, you may redeem or exchange your shares according to the instructions pertaining to that account.
          - Although Northern Funds imposes no charges when you redeem, when shares are purchased through Northern or another Service Organization, a fee may be charged by those institutions for providing services in connection with your account
          - Contact your account representative at Northern or other Service Organization for more information about redemptions or exchanges

                                                              ABOUT YOUR ACCOUNT

ACCOUNT POLICIES AND OTHER INFORMATION

CALCULATING SHARE PRICE. Northern Funds issues shares and redeems shares at net asset value ("NAV"). The NAV for the Fund is calculated by dividing the value of the Fund's net assets by the number of the Fund's outstanding shares. The NAV is calculated on each Business Day as of 3:00 p.m., Chicago time, for the Fund. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received and accepted as described below.

U.S. and foreign securities held by the Fund generally are valued at their market prices. Shares of an investment company held by the Fund are valued at their NAV. Any securities, including restricted securities, for which market prices are not readily available are valued at fair value as determined by the Investment Adviser. Short-term obligations held by the Fund are valued at their amortized cost which, according to the Investment Adviser, approximates market value.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

TIMING OF FUND PURCHASE REQUESTS. Requests accepted by the Transfer Agent or other authorized intermediary by 3:00 p.m., Chicago time, on any Business Day will be executed the same day, at that day's closing share price provided that either:

          - The order is in proper form as described under "Purchasing and Selling Shares" and accompanied by payment of the purchase price;
          - The order is placed by Northern or a Service Organization and payment in Federal or other immediately available funds is to be made on the next Business Day; or
          - The order is accepted by an authorized intermediary and payment is to be made on the next Business Day in accordance with procedures acceptable to Northern Funds.

Orders received by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m. on a Business Day will be executed on the next Business Day, at that day's closing share price, provided that payment is made as noted above.

SOCIAL SECURITY/TAX IDENTIFICATION NUMBER. Federal regulations require you to provide a Social Security or other certified taxpayer identification number when you open or reopen an account. Purchase Applications without such a number or an indication that a number has been applied for will not be accepted. If you have applied for a number, the number must be provided and certified within 60 days of the date of the Purchase Application.

IN-KIND PURCHASES AND REDEMPTIONS. Northern Funds reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund. Northern Funds also reserves the right to pay redemptions by a distribution "in-kind" of securities (instead of cash) from the Fund. See the Statement of Additional Information for further information about the terms of these purchases and redemptions.

MISCELLANEOUS PURCHASE INFORMATION.
- You will be responsible for all losses and expenses of the Fund in the event of any failure to make payment according to the procedures outlined in this Prospectus. Northern may redeem shares from any account it maintains to protect the Fund and Northern against loss. In addition, a $20 charge will be imposed if a check does not clear.

                                                              ABOUT YOUR ACCOUNT

- You may initiate transactions between Northern banking and Northern Funds accounts by using Northern Trust Private Passport. For additional details, please visit our website www.northerntrust.com/privatepassport or contact your relationship manager.

- Northern Funds reserves the right to reject any purchase order. The Fund also reserves the right to change or discontinue any of their purchase procedures.

- In certain circumstances, Northern Funds may advance the time by which purchase orders must be received. See "Early Closings" on page __.

- Northern Funds may reproduce this Prospectus in an electronic format which may be available on the Internet. If you have received this Prospectus in its electronic format, you or your representative may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Funds Center at P.O. Box 75986, Chicago, IL 60675-5986, calling
     (800) 595-9111 or sending an e-mail to: northernfunds@execpc.com.

TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a Business Day by 3:00 p.m., Chicago time, will be executed on the same day. The redemption or exchange will be effected at that day's closing share price.

Good order means that the request must include the following information:

     -    The account number and Fund name
     -    The amount of the transaction, in dollar amount or number of shares
     - The signature of all account owners exactly as they are registered on the account (except for online, telephone and wire redemptions)
     -    Required signature guarantees, if applicable
     - Other supporting legal documents that might be required in the case of estates, corporations, trusts and certain other accounts. Call
          (800) 595-9111 for more information about documentation that may be required of these entities

In certain circumstances, Northern Funds may advance the time by which redemption and exchange orders must be received. See "Early Closings" on page
__.

PAYMENT OF REDEMPTION PROCEEDS. The Fund will make payment for redeemed shares typically within one or two Business Days, but no later than the seventh day after a redemption request is received in good order by the Transfer Agent or an authorized intermediary (or such longer period permitted by the SEC). However, if any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the check has cleared and collected. This may take up to fifteen days from the purchase date.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds may also be wired. A redemption request may not be processed if a shareholder has failed to submit a completed and properly executed Purchase Application.

- Northern Funds reserves the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Fund and its shareholders.

- Northern Funds may require any information reasonably necessary to ensure that a redemption has been duly authorized.

- Northern Funds reserves the right, on 60 days' written notice, to redeem the shares held in any account if, at the time of redemption, the net asset value of the remaining shares in the account falls below $1,000. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in the Fund's net asset value.

                                                              ABOUT YOUR ACCOUNT

- You may initiate transactions between Northern banking and Northern Funds accounts by using Northern Trust Private Passport. For additional details, please visit our web site at www.northerntrust.com/privatepassport or contact your relationship manager.

- Northern Funds reserves the right to change or discontinue any of its redemption procedures.

- Northern Funds reserves the right to defer crediting, sending or wiring redemption proceeds for up to seven days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Fund.

EXCHANGE PRIVILEGES. You may exchange shares of one Northern Fund for another only if the registration of both accounts is identical. An exchange is a redemption of shares of one Fund and the purchase of shares of another Fund. It is considered a taxable event and may result in a gain or loss. Northern Funds reserves the right, at any time without prior notice to suspend, limit or terminate the exchange privilege of any shareholder who makes more than eight exchanges of shares in a year and/or two exchanges of shares in a calendar quarter. Northern Funds may also modify or terminate the exchange privilege with respect to any or all shareholders, and may reject any exchange request.

Exchanges are only available in states where an exchange can legally be made. Before making an exchange you should read the Prospectus for the shares you are acquiring.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, Northern Funds and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing.

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder's address of record.

Northern Funds reserves the right to refuse a telephone redemption.

MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions, address of record or other account information only in writing. These instructions must be accompanied by a signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program ("STAMP"), or other acceptable evidence of authority. Additional requirements may be imposed. In accordance with SEC regulations, the Fund and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder's current address.

SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority must be provided. Additional requirements may be imposed by Northern Funds. In addition to the situations described in this Prospectus, Northern Funds may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

BUSINESS DAY. A "Business Day" is each Monday through Friday when the New York Stock Exchange (the "Exchange") is open for business. In 2000 and 2001, the Fund will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

EARLY CLOSINGS. Northern Funds reserves the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders for same Business Day credit when Northern or the Exchange closes early as a result of unusual weather or other conditions. Northern Funds also reserves this right when The Bond Market Association recommends that securities markets close or close early.

                                                              ABOUT YOUR ACCOUNT

AUTHORIZED INTERMEDIARIES. Northern Funds may authorize certain financial intermediaries (including banks, trust companies, brokers and investment advisers), which provide recordkeeping, reporting and processing services, to accept purchase, redemption and exchange orders from their customers on behalf of the Fund. These financial intermediaries may also designate other intermediaries to accept such orders, if approved by the Fund. Authorized intermediaries are responsible for transmitting orders and delivering funds on a timely basis. The Fund will be deemed to have received an order when the order is accepted by the authorized intermediary on a Business Day, and the order will be priced at the Fund's per share NAV next determined.

SERVICE ORGANIZATIONS. Northern Funds may enter into agreements with Service Organizations such as banks, corporations, broker/dealers and other financial institutions, including Northern, concerning the provision of support and/or distribution services to their customers who own Fund shares. These services may include:

- support services such as assisting investors in processing purchase, exchange and redemption requests;

-    processing dividend and distribution payments from the Fund;

-    providing information to customers showing their positions in the Fund; and

- providing subaccounting with respect to Fund shares beneficially owned by customers or the information necessary for subaccounting.

In addition, Service Organizations may provide assistance, such as the forwarding of sales literature and advertising to their customers, in connection with the distribution of Fund shares.

For their services, Service Organizations may receive fees from the Fund at annual rates of up to 0.25% of the average daily net asset value of the shares covered by their agreements. Because these fees are paid out of the Fund's assets on an on-going basis, they will increase the cost of your investment in the Fund. In addition, Northern may provide compensation to certain dealers and other financial intermediaries who provide services to their customers who invest in Northern Funds or whose customers purchase significant amounts of the Fund's shares. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by Northern as Investment Adviser (after adjustments). This additional compensation will be paid by Northern or its affiliates and will not represent an additional expense to Northern Funds or its shareholders.

Service Organizations may also charge their customers fees for providing administrative services in connection with investments in the Fund. Investors should contact their Service Organizations with respect to these fees and the particular Service Organization's procedures for purchasing and redeeming shares. It is the responsibility of Service Organizations to transmit purchase and redemption orders and record those orders on a timely basis in accordance with their agreements with their customers.

Conflict-of-interest restrictions may apply to the receipt of compensation paid by Northern Funds in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with Northern Funds.

State securities laws regarding the registration of dealers may differ from Federal law. As a result, Service Organizations investing in the Fund on behalf of their customers may be required to register as dealers.

Agreements that contemplate the provision of distribution services by Service Organizations are governed by a Distribution and Service Plan (the "Plan") that has been adopted by Northern Funds pursuant to Rule 12b-1 under the 1940 Act. Payments to Service Organizations, including Northern, under the Plan are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs.

                                                              ABOUT YOUR ACCOUNT

SHAREHOLDER COMMUNICATIONS. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of September 30 and, after the close of the Fund's fiscal year on March 31, with an annual report containing audited financial statements. If you have consented to the delivery of a single copy of the shareholder reports, prospectuses or (if and when permitted by law) proxy or information statements to all shareholders who share the same mailing address with your account, you may revoke your consent at any time by contacting the Northern Funds Center by phone at (800) 595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, IL 60675-5986. You may also send an e-mail to northernfunds@execpc.com. The Fund will begin sending individual copies to you within 30 days after receipt of your revocation.

DIVIDENDS AND DISTRIBUTIONS

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS OF THE FUND ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES OF THE FUND WITHOUT ANY SALES CHARGE OR ADDITIONAL PURCHASE PRICE AMOUNT.

You may, however, elect to have dividends or capital gain distributions (or both) paid in cash or reinvested in shares of another Northern Fund at its net asset value per share. If you would like to receive dividends or distributions in cash or have them reinvested in another Northern Fund, you must notify the Transfer Agent in writing. This election will become effective for distributions paid two days after its receipt by the Transfer Agent. Dividends and distributions may only be reinvested in a Northern Fund in which you maintain an account.

The Fund's net investment income will be declared as a dividend and paid annually. Net realized capital gains may be distributed from time to time during Northern Funds' fiscal year (but not less frequently than annually).


TAX CONSIDERATIONS

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income, except as discussed below. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

                                                              ABOUT YOUR ACCOUNT

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include on your return payments of interest or dividends, or (c) have failed to certify to Northern Funds, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then Northern Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the dividends and distributions payable to you.

There are certain tax requirements that the Fund must meet in order to avoid Federal taxation. In their efforts to adhere to these requirements, the Fund may have to limit its investment activity in some types of instruments.

CONSULT YOUR TAX PROFESSIONAL. Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. More tax information is provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.

                                                RISKS, SECURITIES AND TECHNIQUES

                        RISKS, SECURITIES AND TECHNIQUES

                ADDITIONAL INFORMATION ON FUND STRATEGIES, RISKS,
                            SECURITIES AND TECHNIQUES

THIS SECTION TAKES A CLOSER LOOK AT SOME OF THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS. IT ALSO EXPLORES THE VARIOUS INVESTMENT SECURITIES AND TECHNIQUES THAT THE INVESTMENT MANAGEMENT TEAM MAY USE. THE FUND MAY INVEST IN OTHER SECURITIES AND IS SUBJECT TO FURTHER RESTRICTIONS AND RISKS WHICH ARE DESCRIBED IN THE STATEMENT OF ADDITIONAL INFORMATION.

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE. THE FUND'S INVESTMENT OBJECTIVE MAY BE CHANGED BY NORTHERN FUNDS' BOARD OF TRUSTEES WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL, HOWEVER, BE NOTIFIED OF ANY CHANGES. ANY SUCH CHANGE MAY RESULT IN THE FUND HAVING AN INVESTMENT OBJECTIVE DIFFERENT FROM THE OBJECTIVE WHICH THE SHAREHOLDER CONSIDERED APPROPRIATE AT THE TIME OF INVESTMENT IN THE FUND.

DERIVATIVES. The Fund may purchase certain "derivative" instruments. A derivative is a financial instrument whose value is derived from---or based upon---the performance of underlying assets, interest or currency exchange rates or indices. Derivatives include futures contracts, options, interest rate and currency swaps, equity swaps, structured securities, forward currency contracts and structured debt obligations.

          INVESTMENT STRATEGY. The Fund will invest in derivatives only if the potential risks and rewards are consistent with the Fund's objective, strategies and overall risk profile. The Fund may use derivatives for hedging purposes to offset a potential loss in one position by establishing an interest in an opposite position. The Fund may also use derivatives for speculative purposes to invest for potential income or capital gain.

          SPECIAL RISKS. Engaging in derivative transactions involves special risks, including (a) market risk that the Fund's derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Fund will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been recently developed and have not been tested over complete market cycles. For these reasons, the Fund may suffer a loss whether or not the analysis of the investment management team is accurate.

FOREIGN INVESTMENTS. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

          INVESTMENT STRATEGY. The Fund may invest up to 25% of its total assets in foreign securities including ADRs, EDRs and GDRs. The Fund may also invest in foreign time deposits and other short-term instruments.

                                                RISKS, SECURITIES AND TECHNIQUES

          SPECIAL RISKS. Foreign securities involve special risks and costs. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. The performance of investments in securities denominated in a foreign currency will also depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security.

          Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

          Additional risks are involved when investing in countries with emerging economies or securities markets. These countries are generally located in the Asia/Pacific region, the Middle East, Eastern Europe, Central and South America and Africa. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, the Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

          While the Fund's investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Fund are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's respective net currency positions may expose it to risks independent of its securities positions.

          The introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries in the European Union ("EU"), such as the United Kingdom and Denmark, into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions, and could adversely affect the value of securities held by the Fund.

INITIAL PUBLIC OFFERING: An IPO is a company's first offering of stock to the public.

          INVESTMENT STRATEGY. At times, the Fund may make significant investments in IPOs.

          SPECIAL RISKS. IPO shares can be highly unstable because of factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.

          The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund's investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INVESTMENT GRADE SECURITIES. A security is considered investment grade if, at the time of purchase, it is rated:

          -    BBB or higher by Standard and Poor's Ratings Services ("S&P");
          -    Baa or higher by Moody's Investors Service, Inc. ("Moody's");
          -    BBB or higher by Duff & Phelps Credit Rating Co. ("Duff"); or
          -    BBB or higher by Fitch IBCA Inc. ("Fitch").

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

          INVESTMENT STRATEGY. The Fund may invest in fixed income and convertible securities to the extent consistent with its respective investment policies. Except as stated in the next section, fixed income and convertible securities purchased by the Fund will generally be rated investment grade. The Fund may also invest in unrated securities if the Investment Adviser believes they are comparable in quality.

          SPECIAL RISKS. Although securities rated BBB by S&P, Duff or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Investment Adviser will consider such an event in determining whether the Fund should continue to hold the security.

NON-INVESTMENT GRADE SECURITIES. Non-investment grade fixed income and convertible securities (sometimes referred to as "junk bonds") are generally rated BB or below by S&P, Duff or Fitch, or Ba by Moody's.

          INVESTMENT STRATEGY. The Fund may invest up to 15% of its total assets in non-investment grade securities, including convertible securities, when the investment management team determines that such securities are desirable in light of the Fund's investment objectives and portfolio mix.

          SPECIAL RISKS. Non-investment grade securities are considered predominantly speculative by traditional investment standards. The market value of these low-rated securities tends to be more sensitive to individual corporate developments and changes in interest rates and economic conditions than higher-rated securities. In addition, they generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged, so their ability to repay their debt during an economic downturn or periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is also greater because low-rated securities generally are unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by the Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation will be uncertain. The Fund may also incur additional expenses in seeking recovery on defaulted securities.

          The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for these securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and the Fund's ability to dispose of particular portfolio investments. A less developed secondary market may also make it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio. Investments in lower quality securities, whether rated or unrated, will be more dependent on Northern Trust's credit analysis than would be the case with investments in higher quality securities.

SMALL CAP INVESTMENTS. Investments in small capitalization companies involve greater risk and portfolio price volatility than investments in larger capitalization stocks. Among the reasons for the greater price volatility of these investments are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such securities. Small capitalization companies may be thinly traded and may have to be sold at a discount from current market prices or in small lots over an extended period of time. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Small capitalization companies include "unseasoned" issuers that do not have an established financial history; often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies. Investments in small capitalization companies may be more difficult to price precisely than other types of securities because of their characteristics and lower trading volumes.

TEMPORARY INVESTMENTS. Short-term obligations refer to U.S. government securities, high-quality money market instruments (including commercial paper and obligations of foreign and domestic banks such as certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits) and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to the Fund.

          INVESTMENT STRATEGY. The Fund may invest all or any portion of its assets in short-term obligations pending investment, to meet anticipated redemption requests or as a temporary defensive measure in response to adverse market or economic conditions.

          SPECIAL RISKS. The Fund may not achieve its investment objective when its assets are invested in short-term obligations.

PORTFOLIO TURNOVER. The investment management team will not consider the Fund turnover rate a limiting factor in making investment decisions for the Fund. A high portfolio turnover rate (100% or more) is likely to involve higher brokerage commissions and other transactions costs, which could reduce the Fund's return. It may also result in higher short-term capital gains that are taxable to shareholders. Northern Funds expects that the annual portfolio turnover rate of the Fund will generally not exceed 200%.


ADDITIONAL DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

ASSET-BACKED SECURITIES. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgages or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

          INVESTMENT STRATEGY. The Fund may invest in asset-backed securities rated investment grade (rated BBB or better by S&P, Duff or Fitch, or Baa or better by Moody's) at the time of purchase. They may also invest in unrated mortgage-backed securities which the Investment Adviser believes are of comparable quality.

          SPECIAL RISKS. In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support or the counterparty. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Fund can borrow money and enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

          INVESTMENT STRATEGY. The Fund may borrow and enter into reverse repurchase agreements in amounts not exceeding one-third of the value of its total assets. The Fund may also borrow up to an additional 5% of its total assets for temporary purposes. The Fund may enter into reverse repurchase agreements when the investment management team expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

          SPECIAL RISKS. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the net asset value of the Fund's outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

CONVERTIBLE SECURITIES. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. They offer the Fund a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

         INVESTMENT STRATEGY. The Fund may acquire convertible securities. These securities are subject to the same rating requirements as fixed income securities held by the Fund.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. Custodial receipts are participations in trusts that hold U.S. Treasury securities and are sold under names such as TIGRs and CATS. Like other stripped obligations, they entitle the holder to future interest or principal payments on the U.S. Treasury securities.

          INVESTMENT STRATEGY. To the extent consistent with its investment objective, the Fund may invest a portion of its total assets in custodial receipts.

          SPECIAL RISKS. Like other stripped obligations, custodial receipts may be subject to greater price volatility than ordinary debt obligations because of the way in which their principal and interest are returned to investors.

EQUITY SWAPS. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return.

          INVESTMENT STRATEGY. The Fund may invest in equity swaps. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps may also be used for other purposes, such as hedging or seeking to increase total return.

         SPECIAL RISKS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the investment management team does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults.

FORWARD CURRENCY EXCHANGE CONTRACTS. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

          INVESTMENT STRATEGY. The Fund may enter into forward currency exchange contracts for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the investment management team, and the Fund is not required to hedge its foreign currency positions.

          SPECIAL RISKS. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. When used for speculative purposes, forward currency exchange contracts may result in additional losses that would not otherwise be incurred.

FUTURES CONTRACTS AND RELATED OPTIONS. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. For example, a futures contract may obligate the Fund, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

          INVESTMENT STRATEGY. To the extent consistent with its investment objective, the Fund may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. They may be used for hedging purposes, to increase total return or to maintain liquidity to meet potential shareholder redemptions, invest cash balances or dividends or minimize trading costs.

          The value of the Fund's futures contacts may equal up to 100% of its total assets. However, the Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of its total assets.

          SPECIAL RISKS. Futures contracts and options present the following risks: imperfect correlation between the change in market value of the Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which are potentially unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Foreign exchanges or boards of trade generally do not offer the same protections as U.S. exchanges.

ILLIQUID OR RESTRICTED SECURITIES. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see below), certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

          INVESTMENT STRATEGY. The Fund may invest up to 15% of its net assets in securities that are illiquid. If otherwise consistent with their investment objectives and policies, the Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the Investment Adviser determines, under guidelines approved by the Northern Funds' Board of Trustees, that an adequate trading market exists.

          SPECIAL RISKS. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. The practice of investing in Rule 144A Securities could increase the level of the Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INTEREST RATE SWAPS, FLOORS AND CAPS AND CURRENCY SWAPS. Interest rate and currency swaps are contracts that obligate the Fund and another party to exchange their rights to pay or receive interest or specified amounts of currency, respectively. Interest rate floors entitle the purchasers to receive interest payments if a specified index falls below a predetermined interest rate. Interest rate caps entitle the purchasers to receive interest payments if a specified index exceeds a predetermined interest rate.

          INVESTMENT STRATEGY. The Fund may enter into interest rate swaps and may purchase interest rate floors or caps to protect against interest rate fluctuations and fluctuations in the floating rate market. The Fund may also enter into currency swaps to protect against currency fluctuations.

          SPECIAL RISKS. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the amount of interest payments that the Fund is entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one currency in exchange for the other currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party will default on its delivery obligations. Like other derivative securities, swaps, floors and caps can be highly volatile. As a result, they may not always be successful hedges and they could lower the Fund's total return.

INVESTMENT COMPANIES. To the extent consistent with its investment objective, the Fund may invest in securities issued by other investment companies, including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), S&P's Depository Receipts ("SPDRs") and similar securities of other issuers.

          INVESTMENT STRATEGY. Investments by the Fund in other investment companies will be subject to the limitations of the 1940 Act. Although the Fund does not expect to do so in the foreseeable future, the Fund is authorized to invest substantially all of its assets in a single open-end investment company or series thereof that has substantially the same investment objective, policies and fundamental restrictions as the Fund.

          SPECIAL RISKS. As a shareholder of another investment company, the Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

MORTGAGE DOLLAR ROLLS. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold.

          INVESTMENT STRATEGY. The Fund may enter into mortgage dollar rolls in an effort to enhance investment performance. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing and do not treat them as borrowings.

          SPECIAL RISKS. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, the Fund may experience a loss. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Fund's performance.

OPTIONS. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

                                                RISKS, SECURITIES AND TECHNIQUES

          INVESTMENT STRATEGY. To the extent consistent with its investment objective, the Fund may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes or to earn additional income. Options may relate to particular securities, foreign or domestic securities indices, financial instruments, foreign currencies or the yield differential between two securities. The Fund will not purchase put and call options in an amount that exceeds 5% of its net assets at the time of purchase. The total value of the Fund's assets subject to options written by the Fund will not be greater than 25% of its net assets at the time the option is written. The Fund may "cover" a call option by owning the security underlying the option or through other means. Put options written by the Fund are "secured" if the Fund maintains liquid assets in a segregated account in an amount at least equal to the exercise price of the option up until the expiration date.

          SPECIAL RISKS. Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary Fund securities transactions. The value of options can be highly volatile, and their use can result in loss if the investment management team is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the investment management team to predict future price fluctuations and the degree of correlation between the options and securities markets.

          The Fund will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Investment Adviser. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

PREFERRED STOCK. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners.

          INVESTMENT STRATEGY. To the extent consistent with its investment objective and policies, the Fund may invest in preferred stocks.

          SPECIAL RISKS. Unlike most debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS). REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans.

          INVESTMENT STRATEGY. The Fund may invest in REITs.

          SPECIAL RISKS. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of a REIT's manager. REITs are also subject to risks generally associated with investments in real estate. The Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase of securities by the Fund subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

          INVESTMENT STRATEGY. The Fund may enter into repurchase agreements with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Adviser. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement will never occur more than one year after the Fund acquires the securities.

          SPECIAL RISKS. In the event of a default, the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, the Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is unenforceable.

                                                RISKS, SECURITIES AND TECHNIQUES

SECURITIES LENDING. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.

          INVESTMENT STRATEGY. Securities lending may represent no more than one-third the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

          SPECIAL RISKS. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, the Fund could experience delays in recovering its securities and may incur a capital loss. In addition, the Fund may incur a loss in reinvesting the cash collateral it receives.

STRIPPED OBLIGATIONS. These securities are issued by the U.S. government (or agency or instrumentality), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include stripped mortgage-backed securities, which are derivative multi-class mortgage securities.

          INVESTMENT STRATEGY. To the extent consistent with its investment objective, the Fund may purchase stripped securities.

          SPECIAL RISKS. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in prepayments could depress the price of certain stripped securities and adversely affect the Fund's total return.

STRUCTURED SECURITIES. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.

          INVESTMENT STRATEGY. The Fund may invest in structured securities to the extent consistent with its investment objective.

          SPECIAL RISKS. The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, the Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

UNITED STATES GOVERNMENT OBLIGATIONS. These include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. These also include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. Securities guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed.

                                                RISKS, SECURITIES AND TECHNIQUES

          INVESTMENT STRATEGY. To the extent consistent with its investment objective, the Fund may invest in a variety of U.S. Treasury obligations and also may invest in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities.

          SPECIAL RISKS. Not all U.S. government obligations carry the same credit support. Some, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States Treasury; and others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations. Still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes, long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and leveraged inverse floating rate instruments ("inverse floaters"). An inverse floater is leveraged to the extent that its interest rate varies by an amount that exceeds the amount of the variation in the index rate of interest. Some variable and floating rate instruments have interest rates that are periodically adjusted as a result of changes in inflation rates.

          INVESTMENT STRATEGY. The Fund may invest in rated and unrated variable and floating rate instruments to the extent consistent with its investment objective. Unrated instruments may be purchased by the Fund if they are determined by the Investment Adviser to be of comparable quality to rated instruments eligible for purchase by the Fund.

          SPECIAL RISKS. The market values of inverse floaters are subject to greater volatility than other variable and floating rate instruments due to their higher degree of leverage. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights. As a result, the Fund could suffer a loss with respect to these instruments.

WARRANTS. A warrant represents the right to purchase a security at a predetermined price for a specified period of time.

          INVESTMENT STRATEGY. The Fund may invest in warrants and similar rights. The Fund may also purchase bonds that are issued in tandem with warrants.

          SPECIAL RISKS. Warrants are derivative instruments that present risks similar to options.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

          INVESTMENT STRATEGY. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Although the Fund would generally purchase securities in these transactions with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if the investment management team deems it appropriate to do so.

                                                RISKS, SECURITIES AND TECHNIQUES

          SPECIAL RISKS. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they are actually issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

ZERO COUPON, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. Interest payments on pay-in-kind securities are payable by the delivery of additional securities. The amount of the discount rate varies depending on factors such as the time remaining until maturity, prevailing interest rates, a security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments.

          INVESTMENT STRATEGY. The Fund may invest in zero coupon, pay-in-kind and capital appreciation bonds to the extent consistent with its investment objective.

          SPECIAL RISKS. The market prices of zero coupon, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in zero coupon, pay-in-kind and capital appreciation bonds may require the Fund to sell some of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

Northern is sometimes referred to as "The Northern Trust Bank" in advertisements and other sales literature.

FOR MORE INFORMATION

ANNUAL/SEMIANNUAL REPORT

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its prior fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Additional information about the Fund and its policies is also available in the Fund's Statement of Additional Information ("SAI"). The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Fund's annual and semiannual reports (when they are prepared), and the SAI, are available free upon request by calling The Northern Funds Center at
(800) 595-9111.

TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:
BY TELEPHONE - Call (800) 595-9111
BY MAIL -  Northern Funds
           P.O. Box  75986
           Chicago, IL  60675-5986
ON THE INTERNET - Text-only versions of the Fund's documents are available online and may be downloaded from:

          -    The SEC's website at http://www.sec.gov.

          -    Northern Funds' website at http://www.northernfunds.com.

You may review and obtain copies of Northern Funds' documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Northern Funds' documents, after paying a duplicating fee, by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 942-8090.

                                     [LOGO]

811-8236

                              Subject to Completion
      Preliminary Statement of Additional Information, Dated July 12, 2000



Information contained herein pertaining to the Aggressive Growth Fund is subject to completion or amendment. A post-effective amendment to the registration statement relating to, among other things, shares of the Aggressive Growth Fund has been filed with the Securities and Exchange Commission. Shares of the Aggressive Growth Fund may not be sold nor may offers to buy shares of this Fund be accepted prior to the time the post-effective amendment to the registration statement becomes effective. This statement of additional information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of shares of the Aggressive Growth Fund in any State in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of any such State.


                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION


                             AGGRESSIVE GROWTH FUND

                                 NORTHERN FUNDS
                                  (THE "TRUST")


     This Statement of Additional Information dated September ___, 2000 (the "Additional Statement") is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus dated September ___, 2000 (the "Prospectus"). Copies of the Prospectus may be obtained without charge from the Transfer Agent Northern Trust (the "Transfer Agent") by writing to the Northern Funds Center, P.O. Box 75986, Chicago, Illinois 60675-5986 or by calling 1-800-595-9111. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

                                   ----------

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS ADDITIONAL STATEMENT OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

     An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves investment risks, including possible loss of principal.

                                      INDEX

                                                                            Page
                                                                            ----
ADDITIONAL INVESTMENT INFORMATION.............................................1
     CLASSIFICATION AND HISTORY...............................................1
     INVESTMENT OBJECTIVE AND POLICIES........................................1
     INVESTMENT RESTRICTIONS.................................................16

ADDITIONAL TRUST INFORMATION.................................................18
     TRUSTEES AND OFFICERS...................................................18
     INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN........................26
     CO-ADMINISTRATORS AND DISTRIBUTOR.......................................28
     SERVICE ORGANIZATIONS...................................................30
     COUNSEL AND AUDITORS....................................................30
     IN-KIND PURCHASES AND REDEMPTIONS.......................................30
     AUTOMATIC INVESTING PLAN................................................31
     DIRECTED REINVESTMENTS..................................................31
     REDEMPTIONS AND EXCHANGES...............................................31
     RETIREMENT PLANS........................................................31
     EXPENSES................................................................32
     GENERAL INFORMATION.....................................................33

NET ASSET VALUE..............................................................34

TAXES........................................................................35
     FEDERAL - GENERAL INFORMATION...........................................35
     TAXATION OF CERTAIN FINANCIAL INSTRUMENTS...............................36

DESCRIPTION OF SHARES........................................................36

OTHER INFORMATION............................................................40

APPENDIX A..................................................................A-1

APPENDIX B..................................................................B-1

                        ADDITIONAL INVESTMENT INFORMATION

CLASSIFICATION AND HISTORY

     The Trust is an open-end, management investment company. The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is a series of the Trust that was formed as a Delaware business trust on February 7, 2000 under an Agreement and Declaration of Trust (the "Trust Agreement").

INVESTMENT OBJECTIVE AND POLICIES

     The following supplements the investment objective, strategies and risks of the Fund as set forth in the Prospectus. The investment objective of the Fund may be changed without the vote of the majority of the Fund's outstanding shares. Except as expressly noted below, the Fund's investment policies may be changed without shareholder approval. In addition to the instruments discussed below and in the Prospectus, the Fund may purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by the Northern Trust Company ("Northern" or the "Investment Adviser") to be substantially similar to those of any other investment otherwise permitted by the Fund's investment policies.

     AGGRESSIVE GROWTH FUND seeks long term capital appreciation by investing primarily in equity securities of companies which the management team believes exhibit strong growth characteristics. Any income received is incidental to this objective.

     AMERICAN DEPOSITORY RECEIPTS. The Fund may invest in ADRs. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer.

     A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer.

     ASSET-BACKED SECURITIES. To the extent described in the Prospectus, the Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other financial assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

     If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the Fund's average weighted maturity, the maturity of asset-backed securities will be based on estimates of average life.

     Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

     Asset-backed securities acquired by the Fund may include collateralized mortgage obligations ("CMOs") issued by private companies. CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Fund will not purchase "residual" CMO interests, which normally exhibit greater price volatility.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

     BANK AND DEPOSIT NOTES. Bank notes rank junior to deposit liabilities of the bank and PARI PASSU with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

     CALCULATION OF PORTFOLIO TURNOVER RATE. The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by, changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. The Fund had not commenced operations during the fiscal year ended March 31, 2000.

     The Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

     COMMERCIAL PAPER, BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT AND TIME DEPOSITS. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party.

     The Fund may invest a portion of its net assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     CONVERTIBLE SECURITIES. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     In selecting convertible securities, the Investment Adviser will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

     The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

     Capital appreciation for the Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

     In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. The Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on the Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

     CURRENCY SWAPS. The Fund may enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies.

     Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Inasmuch as these transactions are entered into for good faith hedging purposes, the Fund and the Investment Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

     The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each currency swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess, will be segregated by the Fund.

     The Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by Standard and Poor's Ratings Services ("S&P"), Duff & Phelps Credit Rating Co. ("Duff") or Fitch IBCA Inc. ("Fitch"), or A or P-1 or better by Moody's Investors Services, Inc. ("Moody's"). If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

     EUROPEAN DEPOSITORY RECEIPTS ("EDRS"). The Fund may also invest in EDRs and Global Depository Receipts ("GDRs"). EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets.

     EQUITY SWAPS. The Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

     The Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Fund's potential exposure, the Trust and its Investment Adviser believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

     The Fund will not enter into any equity swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by Standard & Poor's Ratings Group, Inc. ("S&P"), Duff & Phelps Credit Rating Co. ("D&P") or Fitch IBCA ("Fitch"); or A or P-1 or better by Moody's Investors Service, Inc. ("Moody's"). If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in their forecasts of market values, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

     FOREIGN CURRENCY TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather may allow the Fund to establish a rate of exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     In addition, when the Investment Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. The Fund's net long and short foreign currency exposure will not exceed its total asset value. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

     Liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise "covered." The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund's price to sell the currency or (ii) greater than the Fund's price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund's price to buy the currency or (ii) lower than the Fund's price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

     FOREIGN SECURITIES. The Fund may invest a portion of its assets in such securities, including eurodollar convertible securities, which are fixed income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer.

     Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of the Fund that invests in foreign stocks. The holdings of the Fund that invests in fixed income securities will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

     There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

     The Fund may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.

     Although the Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, the Fund's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that the Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. The Fund is also subject to the possible imposition of exchange control regulations or freezes on the convertibility or currency.

     Dividends and interest payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. See "Taxes."

     To the extent consistent with its investment objective, the Fund may also invest in obligations of the World Bank which are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

     Countries in which the Fund may invest (to the extent permitted by their investment policies) include, but are not limited to: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Colombia, Czech Republic, Denmark, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Peru, the Philippines, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom and Venezuela.

     The end of the Cold War, the reunification of Germany, the accession of new Western European members to the European Economic and Monetary Union and the aspirations of Eastern European states to join and other political and social events in Europe have caused considerable economic, social and political dislocation. In addition, events in the Japanese economy, as well as social and political developments there have affected Japanese securities and currency markets, and the relationship of the Japanese yen with other currencies and with the U.S. dollar. Future political, economic and social developments in Japan and in the Asia/Pacific regional context can be expected to produce continuing effects on securities and currency markets.

     FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

     The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or negotiate a commitment after entering into it. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

     When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will segregate liquid assets having a value (determined daily) at least equal to the amount of the Fund's purchase commitments until three days prior to the settlement date, or will otherwise cover its position. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining the Fund's average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

     FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may purchase and sell futures contracts and may purchase and sell call and put options on futures contracts for hedging purposes, for speculative purposes (to seek to increase total return), or for liquidity management purposes. When used as a hedge, the Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline or currency exchange fluctuations. The Fund may do so either to hedge the value of its portfolio of securities as whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

     Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided them by the National Futures Association or any domestic futures exchange. In particular, the Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.

     In connection with the Fund's position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

     The Trust intends to comply with the regulations of the CFTC exempting the Fund from registration as a "commodity pool operator."

     INTEREST RATE SWAPS, FLOORS AND CAPS AND CURRENCY SWAPS. The Fund may enter into interest rate swaps, interest rate floors or caps for hedging purposes and not for speculation. The Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by the Fund with another party of its respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds
(cap) a predetermined interest rate.

     The Fund will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. In as much as interest rate and currency swaps are entered into for good faith hedging purposes, the Trust and the Investment Adviser believe that such transactions do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

     The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate or currency swap will be accrued on a daily basis and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess will be segregated by the Fund.

     The Fund will not enter into a currency or interest rate swap or interest rate floor or cap transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P, D&P or Fitch, or A or P-1 or better by Moody's. If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the interbank market.

     INVESTMENT COMPANIES. With respect to the investments of the Fund in the securities of other investment companies, such investments will be limited so that, as determined after a purchase is made, either (a) not more than 3% of the total outstanding stock of such investment company will be owned by the Fund, the Trust as a whole and their affiliated persons (as defined in the 1940 Act) or (b) (i) not more than 5% of the value of the total assets of the Fund will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

     Certain investment companies whose securities are purchased by the Fund may not be obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid.

     If required by the 1940 Act, the Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.

     The Fund may invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policy and restrictions as the Fund. However, the Fund currently intends to limit its investments in securities issued by other investment companies to the extent described above. The Fund may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the Securities and Exchange Commission (the "SEC") or deemed to be in the best interests of the Trust.

     As noted in the Prospectus, the Fund may invest in World Equity Benchmark Shares ("WEBS"), Standard & Poor's Depository Receipts ("SPDRs") and similar securities of other investment companies, subject to the restrictions set forth above.

     WEBS are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Capital International Index ("MSCI") indices for specified countries. WEBS are listed on the American Stock Exchange (the "AMEX"), and were initially offered to the public in 1996. The market prices of WEBS are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of WEBS on the AMEX. To date WEBS have traded at relatively modest discounts and premiums to their net asset values. However, WEBS have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting WEBS should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected, and the Fund's ability to provide investment results approximating the performance of securities in the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE") index could be impaired. If such disruptions were to occur, the Fund could be required to reconsider the use of WEBS as part of its investment strategy.

     SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the AMEX). The UIT will issue SPDRs in aggregations know as "Creation Units" in exchange for a "Fund Deposit" consisting of (i) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P 500 Index, (ii) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (iii) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P 500 Index and the net asset value of a Fund Deposit.

     SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Fund Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities.

     MISCELLANEOUS. Securities may be purchased on margin only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The Fund will not engage in selling securities short. The Fund may, however, make short sales against the box although the Fund has no current intention to do so in the coming year. "Selling short against the box" involves selling a security that the Fund owns for delivery at a specified date in the future.

     MORTGAGE DOLLAR ROLLS. The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets, as permitted by applicable law, in an amount equal to its forward purchase price.

     For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transaction; one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

     Mortgage dollar rolls involve certain risks including the following. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities subject to the mortgage dollar roll may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls will depend upon the Investment Adviser's ability to manage the Fund's interest rate and mortgage prepayments exposure. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

     OPTIONS. The Fund may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic securities indices, financial instruments, foreign currencies or the yield differential between two securities ("yield curve options"), and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, options on an index provide the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

     Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

     The Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if the Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian securities comprising the index or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same instrument or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or
(ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference. The Fund will write put options only if they are "secured" by segregated liquid assets in an amount not less than the exercise price of the option at all times during the option period.

     With respect to yield curve options, a call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these securities have not yet developed.

     The Fund's obligation to sell an instrument subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

     When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject the Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trusts. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, the Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Fund bears directly in connection with its own operations.

     REPURCHASE AGREEMENTS. The Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time.

Securities subject to repurchase agreements are held either by the Trust's custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

     REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). The Fund may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     RISKS RELATED TO SMALL COMPANY SECURITIES. While the Investment Adviser believes that smaller companies can provide greater growth potential than larger, more mature firms, investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.

     The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the net asset value of the Fund's shares will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

     The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when the Fund purchases thinly traded stock) and the effect of the "bid-ask" spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.

     RISKS RELATED TO MEDIUM AND LOWER QUALITY SECURITIES. Investments in medium and lower quality securities present special risk considerations. Medium quality securities, although considered investment grade, are also considered to have speculative characteristics. Lower quality securities are considered predominately speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standard. While any investment carries some risk, certain risks associated with lower quality securities are different from those for investment-grade securities. The risk of loss through default is greater because lower quality securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of the Fund's net asset value per share.

     There remains some uncertainty about the performance level of the market for lower quality securities under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the markets for lower quality securities (resulting in a greater number of bond defaults) and the value of lower quality securities held in a portfolio of investments.

     The economy and interest rates can affect lower quality securities differently than other securities. For example, the prices of lower quality securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher quality investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

     The market value of lower quality securities tends to reflect individual corporate developments to a greater extent than that of higher quality securities which react primarily to fluctuations in the general level of interest rates. Lower quality securities are often issued in connection with a corporate reorganization or restructuring or as a part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged, may not have available to them more traditional methods of financing and are generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse economic developments or business conditions.

     A holder's risk of loss from default is significantly greater for lower quality securities than is the case for holders of other debt securities because such securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by the Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by the Fund of its initial investment and any anticipated income or appreciation will be uncertain. The Fund may also incur additional expenses in seeking recovery on defaulted securities. If an issuer of a security defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower quality securities as well as the Fund's net asset value. In general, both the prices and yields of lower quality securities will fluctuate.

     The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for high yield fixed income securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and the Fund's ability to dispose of particular portfolio investments. A less developed secondary market may also make it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower quality convertible securities held by the Fund, especially in a thinly traded market. Illiquid or restricted securities held by the Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

     The credit ratings assigned by a rating agency evaluate the safety of a rated security's principal and interest payments, but do not address market value risk and, therefore, may not fully reflect the true risks of an investment. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Investment Adviser performs its own analysis of the issuers whose lower quality securities the Fund holds. Because of this, the Fund's performance may depend more on its Investment Adviser's credit analysis than is the case of mutual funds investing in higher quality securities.

     SECURITIES LENDING. Collateral for loans of portfolio securities made by the Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. Government or its agencies or (except for the U.S. Government Money Market Fund, U.S. Government Select Money Market Fund, U.S. Government Fund and Short-Intermediate U.S. Government Fund) irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When the Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

     STRIPPED SECURITIES. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Fund may purchase securities registered in the STRIPS program. Under the STRIPS program, the Fund is able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Fund may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue.

     The Prospectus discusses other types of stripped securities that may be purchased by the Fund, including stripped mortgage-backed securities ("SMBS"). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.

     SUPRANATIONAL BANK OBLIGATIONS. The Fund may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development (the "World Bank")). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

     U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations that may be acquired by the Fund include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     Securities guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities are also deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any agency or instrumentality thereof, and (ii) participations in loans made to foreign government; or their agencies that are so guaranteed.

     To the extent consistent with its respective investment objective, the Fund may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies and instrumentalities. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

     VARIABLE AND FLOATING RATE INSTRUMENTS. With respect to the variable and floating rate instruments that may be acquired by the Fund, the Investment Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable SEC regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument meets the Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     Variable and floating rate instruments eligible for purchase by the Fund include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate, and leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage interest in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Fund may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Investment Adviser to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Fund.

     Variable and floating rate instruments including inverse floaters held by the Fund will be subject to the Fund's limitation on illiquid investments, absent a reliable trading market, when the Fund may not demand payment of the principal amount within seven days.

     WARRANTS. The Fund may invest in warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which the Fund invests, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of S&P, Moody's, D&P, Fitch and Thomson BankWatch, Inc. ("TBW") represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this Additional Statement.

     Subject to the limitations stated in the Prospectus, if a security held by the Fund undergoes a rating revision, the Fund may continue to hold the security if the Investment Adviser determines such retention is warranted.

     ZERO COUPON, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS. To the extent consistent with their respective investment objectives, the Fund may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind ("PIK") securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

     PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

     Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, the Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, the Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Fund nonetheless is required to accrue income on such investments for each taxable year and generally are required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, the Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund.

INVESTMENT RESTRICTIONS

     The Fund is subject to the fundamental investment restrictions enumerated below which may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

     (1) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, (c) loans of securities, and (d) loans to affiliates of the Fund to the extent permitted by law.

     (2) Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

     (3) Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

     (4)  Invest in companies for the purpose of exercising control.

     (5) Act as underwriter of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

     (6) Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) if, such purchase would cause 25% or more in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

     (7)  Borrow money, except that to the extent permitted by applicable law
          (a) the Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law, (b) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may purchase securities on margin. If due to market fluctuations or other reasons the Fund's borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of the Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Fund will not issue senior securities to the extent such issuance would violate applicable law.

     (8) Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act.

     (9) Notwithstanding any of the Fund's other fundamental investment restrictions (including, without limitation, those restrictions relating to issuer diversification, industry concentration and control), the Fund may: (a) purchase securities of other investment companies to the full extent permitted under Section 12 or any other provision of the 1940 Act (or any successor provision thereto) or under any regulation or order of the SEC; and (b) invest all or substantially all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, policies and fundamental restrictions as the Fund.

     For the purposes of Investment Restrictions (1) and (7) above, the Fund expects that they would be required to file an exemptive application with the SEC and receive the SEC's approval of that application prior to entering into lending or borrowing arrangements with affiliates. As of July 14, 2000, the Fund had not filed such an application.

     Except as otherwise provided in Investment Restriction (6), for the purpose of such restriction in determining industry classification with respect to the Fund, the Trust intends to use the industry classification titles in the Bloomberg Industry Group Classification. Securities held in escrow or separate accounts in connection with the Fund's investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

     A security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

     Each Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction (7)) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in Investment Restriction (7), the Fund involved will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

                          ADDITIONAL TRUST INFORMATION


TRUSTEES AND OFFICERS

         The business and affairs of the Trust and the Fund are managed under the direction of the Trust's Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below.

                                            POSITION(S)     PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                  AGE       WITH TRUST      DURING THE PAST 5 YEARS
----------------                  ---       ----------      -----------------------
Mr. Richard G. Cline              65        Trustee         Chairman, Hawthorne Investors, Inc. (a management advisory
4200 Commerce Court                                         services and private investment company) since January 1996;
Suite 300                                                   Chairman, Hussman International, Inc. (a refrigeration company)
Lisle, IL  60532                                            since 1998; Chairman and CEO of NICOR Inc. (a diversified public utility holding company) from 1986 to 1995, and President, 1992 to 1993; Chairman, Federal Reserve Bank of Chicago from 1992 to
                                                            1995; and Deputy Chairman from 1995 to 1996. Director: Whitman
                                                            Corporation (a diversified holding company); Kmart Corporation (a retailing company); Ryerson Tull, Inc. (a metals distribution company) and University of Illinois Foundation. Trustee: Northern
                                                            Institutional Funds.

Mr. Edward J. Condon, Jr.         60        Trustee         Chairman of The Paradigm Group, Ltd. (a financial advisor) since
Sears Tower, Suite 9650                                     July 1993; Vice President and Treasurer of Sears, Roebuck and Co.
233 S. Wacker Drive                                         (a retail corporation) from February 1989 to July 1993; Member of
Chicago, IL  60606                                          Advisory Board of Real-Time USA, Inc. (a software development company); Member of the Board of Managers of The Liberty
                                                            Hampshire Company, LLC (a receivable securitization company);
                                                            Vice Chairman and Director of Energenics L.L.C. (a waste to energy recycling company). Director: University Eldercare, Inc.
                                                            (an Alzheimer's disease research and treatment company);
                                                            Financial Pacific Company (a small business leasing company).
                                                            Trustee: Dominican University. Trustee: Northern Institutional
                                                            Funds.

                                            POSITION(S)     PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                  AGE       WITH TRUST      DURING THE PAST 5 YEARS
----------------                  ---       ----------      -----------------------
Mr. Wesley M. Dixon, Jr.          72        Trustee         Director of Kinship Capital Corporation (a financial
400 Skokie Blvd., Suite 300                                 services company) from 1985 to 1996; Vice Chairman and
Northbrook, IL  60062                                       Director of G.D. Searle & Co. (manufacture and sale of food products and pharmaceuticals) from 1977 to 1985 and
                                                            President of G.D. Searle & Co. prior thereto. Trustee:
                                                            Northern Institutional Funds.

Mr. William J. Dolan, Jr.         67        Trustee         Partner of Arthur Andersen & Co. S.C. (an accounting firm)
1534 Basswood Circle                                        from 1966 to 1989. Financial Consultant, Ernst & Young LLP
Glenview, IL  60025                                         (an accounting firm) from 1992 to 1993 and 1997. Trustee:
                                                            Northern Institutional Funds.

Mr. John W. English               67        Trustee         Private Investor; Vice President and Chief Investment
50-H New England Ave.                                       Officer of The Ford Foundation (a charitable trust) from
P.O. Box 640                                                1981 to 1993. Director: the University of Iowa Foundation,
Summit, NJ  07902-0640                                      the Blanton-Peale Institutes of Religion and Health, and the
                                                            Community Foundation of Sarasota County. Former Director:
                                                            the Duke Management Company (manager of the Duke University endowment fund) and the John Ringling Centre Foundation (a non-profit historical preservation organization). Trustee:
                                                            The China Fund, Inc., Select Sector SPDR Trust; WM Funds;
                                                            American Red Cross in Greater New York; Mote Marine
                                                            Laboratory (a non-profit marine research facility); and
                                                            United Board for Christian Higher Education in Asia.
                                                            Trustee: Northern Institutional Funds.

Mr. Raymond E. George, Jr. *      69        Trustee         Senior Vice President and Senior Fiduciary Officer of The
703 Prospect Avenue                                         Northern Trust Company from 1990 to 1993. Trustee: Northern
Winnetka, IL  60093                                         Institutional Funds.

Ms. Sandra Polk Guthman           56        Trustee         President and CEO of Polk Bros. Foundation (an Illinois
420 N. Wabash Avenue                                        not-for-profit corporation) from 1993 to present; Director
Suite 204                                                   of Business Transformation from 1992 to 1993, and Midwestern
Chicago, IL  60611                                          Director of Marketing from 1988 to 1992, IBM (a technology company); Director: MBIA Insurance Corporation of Illinois
                                                            (a municipal bond insurance company). Trustee: Northern
                                                            Institutional Funds.

                                            POSITION(S)     PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                  AGE       WITH TRUST      DURING THE PAST 5 YEARS
----------------                  ---       ----------      -----------------------
Mr. Michael E. Murphy**           63        Trustee         President of Sara Lee Foundation (philanthropic
Suite 2222                                                  organization) since November 1997; Vice Chairman and Chief
20 South Clark Street                                       Administrative Officer of Sara Lee Corporation (a consumer
Chicago, IL  60603                                          product company) from November 1994 to October 1997; Vice
                                                            Chairman and Chief Financial and Administrative Officer of
                                                            Sara Lee Corporation (a consumer product company) from July
                                                            1993 to November 1994. Director: Payless Shoe Source, Inc.,
                                                            (a retail shoe store business); True North Communications,
                                                            Inc. (a global advertising and communications holding
                                                            company); American General Corporation (a diversified
                                                            financial services company); GATX Corporation (a railroad
                                                            holding company); Bassett Furniture Industries, Inc. (a
                                                            furniture manufacturer) Trustee: Northern Institutional
                                                            Funds.

Mary Jacobs Skinner, Esq.***      42        Trustee         Partner in the law firm of Sidley & Austin. Trustee:
One First National Plaza                                    Northern Institutional Funds.
Chicago, IL  06063

Mr. William H. Springer           71        Chairman and    Vice Chairman of Ameritech (a telecommunications holding
701 Morningside Drive                       Trustee         company) from February 1987 to August 1992; Vice Chairman,
Lake Forest, IL  60045                                      Chief Financial and Administrative Officer of Ameritech
                                                            prior to 1987. Director: Walgreen Co. (a retail drug store business); Baker, Fentress & Co. (a closed-end,
                                                            non-diversified management investment company). Trustee:
                                                            Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust.
                                                            Trustee: Northern Institutional Funds.

Mr. Richard P. Strubel            61        Trustee         President and Chief Operating Officer, UNext.com (a provider
737 N. Michigan Avenue                                      of educational services via the internet) since 1999;
Suite 1405                                                  Managing Director of Tandem Partners, Inc. (a privately held
Chicago, IL  60611                                          management services firm) from 1990 to 1999; President and
                                                            Chief Executive Officer, Microdot, Inc. (a privately held
                                                            manufacturing firm) from 1984 to 1994. Director: Gildan
                                                            Activewear, Inc. (an athletic clothing marketing and
                                                            manufacturing company); Children's Memorial Medical Center.
                                                            Trustee: University of Chicago; Goldman Sachs Trust; Goldman
                                                            Sachs Variable Insurance Trust. Trustee: Northern
                                                            Institutional Funds.

                                            POSITION(S)     PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                  AGE       WITH TRUST      DURING THE PAST 5 YEARS
----------------                  ---       ----------      -----------------------
Mr. Stephen Timbers****           55        Trustee         President of Northern Trust Global Investments, a division
50 South LaSalle Street, B-3                                of Northern Trust Corporation and Executive Vice President,
Chicago, IL  60675                                          The Northern Trust Company since 1998; President, Chief
                                                            Executive Officer and Director of Zurich Kemper Investments
                                                            (a financial services company) from 1996 to 1998; President,
                                                            Chief Operating Officer and Director of Kemper Corporation
                                                            (a financial services company) from 1992 to 1996; President and Director of Kemper Funds (a registered investment
                                                            company) from 1990 to 1998. Director: LTV Corporation (a
                                                            steel producer) and Northern Trust Investments, Inc.
                                                            ("NTI") (previously known as Northern Trust Quantitative
                                                            Advisors, Inc.) Trustee: Northern Institutional Funds.

Mr. Archibald E. King             42        Vice President  Senior Vice President and other positions at The Northern
50 South LaSalle Street                                     Trust Company (since 1979).
Chicago, IL  60675

Mr. Lloyd A. Wennlund             42        Vice President  Senior Vice President and other positions at The Northern
50 South LaSalle Street                                     Trust Company, President of Northern Trust Securities, Inc.,
Chicago, IL  60675                                          and Managing Executive, Mutual Funds for Northern Trust
                                                            Global Investments (since 1989).

Mr. Brian R. Curran               32        Vice President  Director of Fund Administration at PFPC (formerly FDISG)
4400 Computer Drive                         and Treasurer   (since 1997); Director of Fund Administration at State
Westborough, MA  01581                                      Street Bank & Trust Company (February 1997 to October 1997);
                                                            Senior Auditor at Price Waterhouse LLP (an accounting firm)
                                                            (February 1994 to February 1997).

Ms. Suzanne E. Anderson           27        Assistant       Client Treasury Manager of Mutual Fund Administration at
4400 Computer Drive                         Treasurer       PFPC (since August 1998); Manager of Fund Administration at
Westborough, MA  01581                                      State Street Bank & Trust Company (October 1996 to August
                                                            1998); Fund Administrator at State Street Bank & Trust
                                                            Company (October 1995 to October 1996); Mutual Fund
                                                            Accountant at The Boston Company (prior thereto).

                                            POSITION(S)     PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS                  AGE       WITH TRUST      DURING THE PAST 5 YEARS
----------------                  ---       ----------      -----------------------
Jeffrey A. Dalke, Esq.            49        Secretary       Partner in the law firm of Drinker Biddle & Reath LLP.
One Logan Square
18th and Cherry Streets
Philadelphia, PA  19103-6996

Linda J. Hoard, Esq.              52        Assistant       Vice President at PFPC (formerly FDISG) (since 1998);
4400 Computer Drive                         Secretary       Attorney Consultant for Fidelity Management & Research
Westborough, MA  01581                                      Co. (a financial service company), Investors Bank &
                                                            Trust Company (a financial service provider) and FDISG
                                                            (September 1994 to June 1998).

Ms. Therese Hogan                 37        Assistant       Director of the State Regulation Department at PFPC
4400 Computer Drive                         Secretary       (formerly FDISG) (since 1994).
Westborough, MA  01581

* Mr. George is deemed to be an "interested" Trustee because he owns shares of Northern Trust Corporation.
** Mr. Murphy is deemed to be an "interested" Trustee because he owns shares of Northern Trust Corporation.
*** Ms. Skinner is deemed to be an "interested" Trustee because her law firm provides legal services to Northern Trust Corporation.
**** Mr. Timbers is deemed to be an "interested" Trustee because he is an officer, director, employee and shareholder of Northern Trust Corporation and/or Northern and Northern Trust Investments, Inc. (previously known as Northern Trust Quantitative Advisers, Inc. and referred to as NTI).

     Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with the Investment Adviser, PFPC, Northern Funds Distributors, LLC ("NFD") and their respective affiliates. The Trust has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. As a result of the responsibilities assumed by the Trust's service providers under the Trust's Advisory Agreement, Transfer Agency Agreement, Custodian Agreement, Foreign Custodian Agreement, Co-Administration Agreement and Distribution Agreement, the Trust itself requires no employees.

     Each officer holds comparable positions with certain other investment companies for which NFD, PFPC or an affiliate thereof is the investment adviser, administrator and/or distributor.

     Each Trustee, except Mr. Timbers, earns an annual retainer of $30,000 and the Chairman of the Board earns an annual retainer of $40,000. Each Trustee earns an additional fee of $1,500, and the Chairman of the Board earns an additional fee of $3,500, for each meeting attended, plus reimbursement of expenses incurred as a Trustee.

     In addition, the Trustees established an Audit Committee consisting of three members, including a Chairman of the Committee. The Audit Committee members are Messrs. Condon, Jr. (chairman), Dolan, Jr. and Strubel. Each member earns an annual fee of $1,500 and the Chairman earns an annual fee of $3,500.

     The Trustees have also established a Nominating Committee consisting of three members, including a Chairman of the Committee. The Nominating Committee members are Messrs. Dixon (chairman) and Cline and Ms. Guthman. Each member earns an annual fee of $1,500 and the Chairman earns an annual fee of $3,500.

     The Trustees have also established a Valuation Committee consisting of four members, including a

Chairman of the Committee. The Valuation Committee members are Messrs. George (chairman), English and Murphy and Ms. Skinner. Each member earns an annual fee of $1,500 and the Chairman earns an annual fee of $3,500.

     Each Trustee will hold office for an indefinite term until the earliest of
(i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust's Agreement and Declaration of Trust; or (iii) effective December 31, 2001, in accordance with the current by-laws of the Trust (which may be changed without shareholder vote), on the last day of the calendar year of the Trust in which he or she attains the age of 72 years.

     The Trust's officers do not receive fees from the Trust for services in such capacities. All of the Trust's officers (except Mr. Dalke, Mr. King and Mr. Wennlund) are employees of PFPC, which receives fees from the Trust for administrative services.

     Drinker Biddle & Reath LLP, of which Mr. Dalke is a partner, receives fees from the Trust for legal services.

     Northern Trust Company, of which Mr. King and Mr. Wennlund are officers, receives fees from the Trust as investment adviser, custodian, transfer agent and co-administrator.

     The following tables set forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal year ended March 31, 2000. The following tables do not include the following amounts paid during the fiscal year ended March 31, 2000: $32,750 to a former Trustee who retired from the Board in October 1999, $17,500 paid to a former Chairman of the Board who retired in August 1999 and $35,000 paid to another former Chairman of the Board who retired in March 2000. Additionally, the tables do not include information for the Blue Chip 20 Fund, Tax-Exempt Money Market Fund, Large Cap Value Fund, Aggressive Growth Fund and Global Communications Fund, which did not commence operations during the fiscal year ended March 31, 2000:

                                          Money     U.S. Government     U.S. Government      Tax-Exempt       Municipal
                                         Market        Money Market        Select Money           Money           Money
                                           Fund                Fund         Market Fund     Market Fund     Market Fund
                                           ----                ----         -----------     -----------     -----------
Steven Timbers                              $ 0                 $ 0                 $ 0             N/A             $ 0
William H. Springer**                       420                  36                  29             N/A             189
Richard G. Cline**                          420                  37                  29             N/A             189
Edward J. Condon, Jr.**                     420                  37                  29             N/A             189
John W. English**                           420                  37                  29             N/A             189
Sandra Polk Guthman**                       420                  37                  29             N/A             189
Richard P. Strubel**                        420                  37                  29             N/A             189
Wesley M. Dixon, Jr.                      9,798               1,090                 936             N/A           4,692
William J. Dolan, Jr.                    10,218               1,127                 966             N/A           4,881
Raymond E. George, Jr.                    9,730               1,072                 918             N/A           4,621
Michael E. Murphy                         9,798               1,090                 936             N/A           4,692
Mary Jacobs Skinner                      10,218               1,127                 965             N/A           4,881

                                     California                                                                        California
                                      Municipal                           Short-Intermediate      Intermediate       Intermediate
                                   Money Market     U.S. Government               Government        Tax-Exempt         Tax-Exempt
                                           Fund                Fund                     Fund              Fund               Fund
                                           ----                ----                     ----              ----               ----
Steven Timbers                              $ 0                 $ 0                      $ 0               $ 0                $ 0
William H. Springer**                        36                  29                        5                55                  6
Richard G. Cline**                           36                  29                        5                55                  6
Edward J. Condon, Jr.**                      36                  29                        5                55                  6
John W. English**                            36                  29                        5                55                  6
Sandra Polk Guthman**                        36                  29                        5                55                  6
Richard P. Strubel**                         36                  29                        5                55                  6
Wesley M. Dixon, Jr.                        972                 821                       65             1,237                 81
William J. Dolan, Jr.                     1,008                 849                       70             1,292                 88
Raymond E. George, Jr.                      973                 817                       70             1,251                 88
Michael E. Murphy                           972                 821                       65             1,237                 81
Mary Jacobs Skinner                       1,008                 849                       70             1,292                 88


                                        Florida
                                   Intermediate      Fixed                          Arizona     California           Global
                                     Tax-Exempt     Income      Tax-Exempt       Tax-Exempt     Tax-Exempt     Fixed Income
                                           Fund       Fund            Fund             Fund           Fund             Fund
                                           ----       ----            ----             ----           ----             ----
Steven Timbers                              $ 0        $ 0             $ 0              $ 0            $ 0              $ 0
William H. Springer**                         3         48              43               10              1                1
Richard G. Cline**                            3         48              43               10              1                1
Edward J. Condon, Jr.**                       3         48              43               10              1                1
John W. English**                             3         48              43               10              1                1
Sandra Polk Guthman**                         3         48              43               10              1                1
Richard P. Strubel**                          3         48              43               10              1                1
Wesley M. Dixon, Jr.                        264      1,067             955               65            393              230
William J. Dolan, Jr.                       267      1,114             997               70            403              232
Raymond E. George, Jr.                      263      1,084             972               70            395              230
Michael E. Murphy                           264      1,066             955               65            393              230
Mary Jacobs Skinner                         267      1,114             997               70            403              232

                                     High Yield       High Yield           Income          Stock          Growth
                                      Municipal     Fixed Income           Equity         Equity          Equity
                                           Fund             Fund             Fund           Fund            Fund
                                           ----             ----             ----           ----            ----
Steven Timbers                              $ 0              $ 0              $ 0            $ 0             $ 0
William H. Springer**                         1                8               18             35              81
Richard G. Cline**                            1                8               18             35              81
Edward J. Condon, Jr.**                       1                8               18             35              81
John W. English**                             1                8               18             35              81
Sandra Polk Guthman**                         1                8               18             35              81
Richard P. Strubel**                          1                8               18             35              81
Wesley M. Dixon, Jr.                        224              333              541            802           1,826
William J. Dolan, Jr.                       225              340              558            837           1,907
Raymond E. George, Jr.                      225              338              544            821           1,840
Michael E. Murphy                           224              333              541            802           1,826
Mary Jacobs Skinner                         225              340              558            837           1,907


                                                                                                           Small
                                  Select Equity         Mid Cap        Small Cap       Small Cap      Cap Growth
                                           Fund     Growth Fund       Index Fund      Value Fund            Fund
                                           ----     -----------       ----------      ---------             ----
Steven Timbers                              $ 0             $ 0               $ 0            $ 0             $ 0
William H. Springer**                        19              20                10             20               3
Richard G. Cline**                           19              20                10             20               3
Edward J. Condon, Jr.**                      19              20                10             20               3
John W. English**                            19              20                10             20               3
Sandra Polk Guthman**                        19              20                10             20               3
Richard P. Strubel**                         19              20                10             20               3
Wesley M. Dixon, Jr.                        617             535               130            753              33
William J. Dolan, Jr.                       636             555               140            773              35
Raymond E. George, Jr.                      617             551               140            733              35
Michael E. Murphy                           617             535               130            753              33
Mary Jacobs Skinner                         636             555               140            773              35


                                                                                             Total
                                  International   International                       Compensation
                                  Growth Equity   Select Equity        Technology        from Fund
                                           Fund            Fund              Fund         Complex*
                                           ----            ----              ----         --------
Steven Timbers                              $ 0             $ 0               $ 0              $ 0
William H. Springer**                        38              13                73            1,250
Richard G. Cline**                           38              13                73            1,250
Edward J. Condon, Jr.**                      38              13                73            1,250
John W. English**                            38              13                73            1,250
Sandra Polk Guthman**                        38              13                73            1,250
Richard P. Strubel**                         38              13                73            1,250
Wesley M. Dixon, Jr.                        893             483             1,415           31,250
William J. Dolan, Jr.                       931             496             1,488           32,500
Raymond E. George, Jr.                      906             481             1,465           31,250
Michael E. Murphy                           893             483             1,415           31,250
Mary Jacobs Skinner                         931             496             1,488           32,500

* Fund complex includes thirty-three investment portfolios of the Trust and twenty portfolios of Northern

     Institutional Funds, a separately registered investment company.

** Became a Trustee of the Trust on March 28, 2000 and only received fees during the fiscal year ended March 31, 2000 for the March 28, 2000 Special Meeting of the Board of Trustees.

     The Trust does not provide pension or retirement benefits to its Trustees.

     The Trust, its Investment Adviser and principal underwriter have adopted codes of ethics (the "Codes of Ethics") under rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust.

INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN

     Northern, a wholly-owned subsidiary of Northern Trust Corporation, a bank holding company, is one of the nation's leading providers of trust and investment management services. Northern is one of the strongest banking organizations in the United States. Northern believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. With respect to such clients, the Trust is designed to assist (i) defined contribution plan sponsors and their employees by offering a range of diverse investment options to help comply with 404(c) regulation and may also provide educational material to their employees, (ii) employers who provide post-retirement Employees' Beneficiary Associations ("VEBA") and require investments that respond to the impact of federal regulations, (iii) insurance companies with the day-to-day management of univested cash balances as well as with longer-term investment needs, and (iv) charitable and not-for-profit organizations, such as endowments and foundations, demanding investment management solutions that balance the requirement for sufficient current income to meet operating expenses and the need for capital appreciation to meet future investment objectives. NTI, also a wholly-owned subsidiary of Northern Trust Corporation, serves as investment adviser principally to defined benefit and defined contribution plans and manages over 60 equity and bond commingled and common trust funds. As of March 31, 2000, Northern Trust Corporation and its subsidiaries had approximately $33.2 billion in assets, $21.5 billion in deposits and employed over 8,700 persons. Northern and its affiliates administered in various capacitates (including master trustee, investment manager or custodian) approximately $1.6 trillion of assets as of March 31, 2000, including approximately $323.1 billion of assets for which Northern and its affiliates had investment management responsibilities.

     Under the Advisory Agreement with the Trust, the Investment Adviser makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund, and also provides certain ancillary services. The Investment Adviser is also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for Northern Funds). In making investment recommendations for the Fund, investment advisory personnel may not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Fund's accounts are customers of Northern's commercial banking department. These requirements are designed to prevent investment advisory personnel for the Fund from knowing which companies have commercial business with Northern and from purchasing securities where they know the proceeds will be used to repay loans to the bank.

     The Trust's Investment Advisory and Ancillary Services Agreement with the Investment Adviser (the "Advisory Agreement") has been approved by the Board of Trustees, including the "non-interested" Trustees, and the initial shareholder of the Trust. The Advisory Agreement provides that in executing portfolio transactions and in selecting brokers or dealers (i) with respect to common and preferred stocks, the Investment Adviser shall use its best judgment to obtain the best overall terms available, and (ii) with respect to other securities, the Investment Adviser shall attempt to obtain best net price and execution. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

     In assessing the best overall terms available for any transaction, the Investment Adviser is to consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, the Investment Adviser may consider the brokerage and research services provided to the Fund and/or other accounts over which the Investment Adviser or an affiliate of the Investment Adviser exercises investment discretion. A broker or dealer providing brokerage and/or research services may receive a higher commission than another broker or dealer would receive for the same transaction. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services.

     Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Investment Adviser and does not reduce the advisory fees payable to the Investment Adviser by the Fund. The Trustees will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Investment Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Investment Adviser believes such practice to be in the Fund's interests.

     Northern's investment advisory duties for the Trust are carried out through its Trust Department. On occasions when an Investment Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary or agency accounts managed by it (including any other portfolio, investment company or account for which an Investment Adviser acts as adviser), the Agreement provides that the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts in order to obtain the best overall terms available with respect to common and preferred stocks and the best net price and execution with respect to other securities. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for the Fund or the amount of the securities that are able to be sold for the Fund. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits the Investment Adviser, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser's opinion of the reliability and quality of the broker or dealer.

     The Advisory Agreement provides that the Investment Adviser may render similar services to others so long as its services under such Agreement are not impaired thereby. The Advisory Agreement also provides that the Trust will indemnify the Investment Adviser against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

     From time to time, the Investment Adviser may voluntarily waive a portion or all of its fees otherwise payable to it with respect to the Fund.

     Under its Transfer Agency Agreement with the Trust, Northern has undertaken, among other things, to perform the following services: (i) answer shareholder inquiries and respond to requests for information regarding the Trust; (ii) process purchase and redemption transactions; (iii) establish and maintain shareholder accounts and subaccounts; (iv) furnish confirmations in accordance with applicable law, and provide periodic account statements to each shareholder; (v) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to shareholders; (vi) act as income disbursing agent; and (vii) maintain appropriate records relating to its services. The Trust may appoint one or more sub-transfer agents in the performance of its services.

     As compensation for the services rendered by Northern under the Transfer Agency Agreement and the assumption by Northern of related expenses, Northern is entitled to a fee from the Trust, payable monthly, at an annual rate of .10% of the average daily net asset value of the Fund.

     Northern maintains custody of the assets of the Fund pursuant to the terms of its Custodian Agreement with the Trust. Under this agreement, Northern (i) holds the Fund's cash and securities, (ii) maintains such cash and securities in separate accounts in the name of the Fund, (iii) makes receipts and disbursements of funds on behalf of the Fund, (iv) receives, delivers and releases securities on behalf of the Fund, (v) collects and receives all income, principal and other payments in respect of the Fund's investments held by Northern under the agreement, and (vi) maintains the accounting records of Northern Funds. Northern may employ one or more subcustodians under the Custody Agreement, provided that Northern shall, subject to certain monitoring responsibilities, have no more responsibility or liability to the Trust on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern and that the responsibility or liability of the subcustodian to Northern shall conform to the resolution of the Trustees of the Trust authorizing the appointment of the particular subcustodian. Northern may also appoint an agent to carry out such of the provisions of the Custody Agreement as Northern may from time to time direct.

     As compensation for the services rendered to the Fund under the Custodian Agreement, and the assumption by Northern of certain related expenses, Northern is entitled to payment from the Fund as follows: (a) a basic custodial fee of
(i) $18,000 annually for the Fund, plus (ii) 1/100th of 1% annually of the Fund's average daily net assets to the extent they exceed $100 million, plus (b) a basic accounting fee of (i) $25,000 annually for the Fund, plus (ii) 1/100th of 1% annually of the Fund's average daily net assets to the extent they exceed $50 million, plus (c) a fixed dollar fee for each trade in portfolio securities, plus (d) a fixed dollar fee for each time that Northern as Custodian receives or transmits funds via wire, plus (e) reimbursement of expenses incurred by Northern as Custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (c) and (d) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern may permanently or temporarily waive all or any portion of any upward adjustment.

     Northern's fees under the Custodian Agreement are subject to reduction based on the Fund's daily uninvested cash balances (if any).

     Unless sooner terminated, the Trust's Advisory Agreement, Transfer Agency Agreement and Custodian Agreement will continue in effect with respect to the Fund until March 31, 2001, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees or by the vote of a majority of the outstanding shares of the Fund (as defined under "Description of Shares"). Each agreement is terminable at any time without penalty by the Trust (by specified Trustee or shareholder action) on 60 days' written notice to Northern and by Northern on 60 days' written notice to the Trust.

     In the Advisory Agreement, Northern agrees that the name "Northern" may be used in connection with the Trust's business on a royalty-free basis. Northern has reserved to itself the right to grant the non-exclusive right to use the name "Northern" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, the Trust will cease using the name "Northern."

CO-ADMINISTRATORS AND DISTRIBUTOR

     Northern and PFPC, 4400 Computer Drive, Westborough, Massachusetts 01581, act as co-administrators for the Fund under a Co-Administration Agreement with the Trust. Subject to the general supervision of the Trust's Board of Trustees, Northern and PFPC (the "Co-Administrators") provide supervision of all aspects of the Trust's non-investment advisory operations and perform various corporate secretarial, treasury and blue sky services, including but not limited to: (i) maintaining office facilities and furnishing corporate officers for the Trust;
(ii)
furnishing data processing services, clerical services, and executive and administrative services and standard stationery and office supplies; (iii) performing all functions ordinarily performed by the office of a corporate treasurer, and furnishing the services and facilities ordinarily incident thereto, such as expense accrual monitoring and payment of the Trust's bills, preparing monthly reconciliation of the Trust's expense records, updating projections of annual expenses, preparing materials for review by the Board of Trustees and compliance testing; (iv) preparing and submitting reports to the Trust's shareholders and the SEC; (v) preparing and printing financial statements; (vi) preparing monthly Fund profile reports; (vii) preparing and filing the Trust's federal and state tax returns (other than those required to be filed by the Trust's Custodian and Transfer Agent) and providing shareholder tax information to the Trust's Transfer Agent; (viii) assisting in marketing strategy and product development; (ix) performing oversight/management responsibilities, such as the supervision and coordination of certain of the Trust's service providers; (x) effecting and maintaining, as the case may be, the registration of shares of the Trust for sale under the securities laws of various jurisdictions; (xi) assisting in maintaining corporate records and good standing status of the Trust in its state of organization; and (xii) monitoring the Trust's arrangements with respect to services provided by Service Organizations to their customers who are the beneficial owners of shares.

     Subject to the limitations described below, as compensation for their administrative services and the assumption of related expenses, the Co-Administrators are entitled to a fee from the Fund, computed daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.

     Unless sooner terminated, the Co-Administration Agreement will continue in effect until September 30, 2001, and thereafter for successive one-year terms with respect to the Fund, provided that the Agreement is approved annually (i) by the Board of Trustees or (ii) by the vote of a majority of the outstanding shares of such Fund (as defined below under "Description of Shares"), provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to the Agreement and who are not interested persons (as defined in the 1940 Act) of any party thereto, by vote cast in person at a meeting called for the purpose of voting on such approval. The Co-Administration Agreement is terminable at any time after September 30, 2001 without penalty by the Trust on at least 60 days written notice to the Co-Administrators. Each Co-Administrator may terminate the Co-Administration Agreement with respect to itself at any time after September 30, 2001 without penalty on at least 60 days' written notice to the Trust and the other Co-Administrator.

     The Trust may terminate the Co-Administration Agreement prior to September 30, 2001 in the event that the Trust or its shareholders incur damages in excess of $100,000 as a result of the willful misfeasance, bad faith or negligence of the Co-Administrators, or the reckless disregard of their duties under the Agreement. The Trust may also terminate the Co-Administration Agreement prior to September 30, 2001 in the event that the Co-Administrators fail to meet one of the performance standards set forth in the Agreement.

     The Trust has also entered into a Distribution Agreement under which NFD, as agent, sells shares of each Fund on a continuous basis. NFD pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Trust (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by the Trust to NFD for such distribution services. NFD is a wholly-owned subsidiary of Provident Distributors, Inc. ("PDI"). PDI, based in King of Prussia, Pennsylvania, is an independently owned and operated broker-dealer.

     The Co-Administration Agreement provides that the Co-Administrators may render similar services to others so long as their services under such Agreement are not impaired thereby. The Co-Administration Agreement also provides that the Trust will indemnify each Co-Administrator against all claims except those resulting from the willful misfeasance, bad faith or negligence of such Co-Administrator, or the Co-Administrator's breach of confidentiality. The Distribution Agreement provides that the Trust will indemnify NFD against certain liabilities relating to untrue statements or omissions of material fact except those resulting from the reliance on information furnished to the Trust by NFD, or those resulting from the willful misfeasance, bad faith or negligence of NFD, or NFD's breach of confidentiality.

     Under a Service Mark License Agreement with NFD, Northern Trust Corporation agrees that the name "Northern Funds" may be used in connection with the Trust's business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name "Northern Funds" to any other person. The Agreement provides that at such time as the Agreement is no longer in effect, NFD will cease using the name "Northern Funds."

SERVICE ORGANIZATIONS

     As stated in the Fund's Prospectus, the Fund may enter into agreements from time to time with Service Organizations providing for support and/or distribution services to customers of the Service Organizations who are the beneficial owners of Fund shares. Under the agreements, the Fund may pay Service Organizations up to 0.25% (on an annualized basis) of the average daily net asset value of the shares beneficially owned by their customers. Support services provided by Service Organizations under their agreements may include:
(i) processing dividend and distribution payments from the Fund; (ii) providing information periodically to customers showing their share positions; (iii) arranging for bank wires; (iv) responding to customer inquiries; (v) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for subaccounting; (vi) forwarding shareholder communications; (vii) assisting in processing share purchase, exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; and (ix) other similar services requested by the Fund. In addition, Service Organizations may provide assistance (such as the forwarding of sales literature and advertising to their customers) in connection with the distribution of Fund shares.

     The Fund's arrangements with Service Organizations under the agreements are governed by two Plans (a Service Plan and a Distribution and Service Plan), which have been adopted by the Board of Trustees. Because the Distribution and Service Plan contemplates the provision of services related to the distribution of Fund shares (in addition to support services), that Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act. In accordance with the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended in connection with the Fund's arrangements with Service Organizations and the purposes for which the expenditures were made. In addition, the Fund's arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

     The Board of Trustees believes that there is a reasonable likelihood that their arrangements with Service Organizations will benefit the Fund and its shareholders. Any material amendment to the arrangements with Service Organizations under the agreements must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees), and any amendment to increase materially the costs under the Distribution and Service Plan with respect to the Fund must be approved by the holders of a majority of the outstanding shares of the Fund involved. So long as the Distribution and Service Plan is in effect, the selection and nomination of the members of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will be committed to the discretion of such disinterested Trustees.

COUNSEL AND AUDITORS

     Drinker Biddle & Reath LLP, with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

     Arthur Anderson LLP, independent accountants, 33 West Monroe Street, Chicago, Illinois 60603 serve as auditors for the Trust.

IN-KIND PURCHASES AND REDEMPTIONS

     Payment for shares of the Fund may, in the discretion of Northern, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

     Although the Fund generally will redeem shares in cash, the Fund reserves the right to pay redemptions by a distribution in-kind of securities (instead of cash) from the Fund. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

AUTOMATIC INVESTING PLAN

     The Automatic Investing Plan permits an investor to use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels.

DIRECTED REINVESTMENTS

     In addition to having your income dividends and/or capital gains distributions reinvested in shares of the Fund from which such distributions are paid, you may elect the directed reinvestment option and have dividends and capital gains distributions automatically invested in another Northern Fund. Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement). Directed reinvestments may be used to invest funds from a regular account to another regular account, from a qualified plan account to another qualified plan account, or from a qualified plan account to a regular account. Directed reinvestments from a qualified plan account to a regular account may have adverse tax consequences including imposition of a penalty tax and, therefore, you should consult your own tax adviser before commencing these transactions.

REDEMPTIONS AND EXCHANGES

     Exchange requests received on a Business Day prior to the time shares of the Fund involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a Business Day after the time shares of the Fund involved in the request are priced will be processed on the next Business Day in the manner described above.

     The Trust may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Fund's Prospectus from time to time. The Trust reserves the right on 60 days' written notice, to redeem the shares held in any account if at the time of redemption, the net asset value of the remaining shares in the account falls below $1,000. Such involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in the Fund's net asset value. The Trust may also redeem shares involuntarily if the redemption is appropriate to carry out the Trust's responsibilities under the 1940 Act (see, e.g., "Amortized Cost Valuation").

RETIREMENT PLANS

     Shares of the Fund may be purchased in connection with certain tax-sheltered retirement plans, including profit-sharing plans, 401(k) plans, money purchase pension plans, target benefit plans and individual retirement accounts. Further information about how to participate in these plans, the fees charged and the limits on contributions can be obtained from Northern. To invest through any of the tax-sheltered retirement plans, please call Northern for information and the required separate application. To determine whether the benefits of a tax-sheltered retirement plan are available and/or appropriate, a shareholder should consult with a tax adviser.

EXPENSES

     Except as set forth above and in this Additional Statement, the Fund is responsible for the payment of its expenses. These expenses include, without limitation, the fees and expenses payable to Northern and PFPC, brokerage fees and commissions, fees for the registration or qualification of Fund shares under federal or state securities laws, expenses of the organization of the Trust, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust for violation of any law, legal, tax and auditing fees and expenses, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Fund's shareholders and regulatory authorities, compensation and expenses of its Trustees, payments to Service Organizations, fees of industry organizations such as the Investment Company Institute, and miscellaneous and extraordinary expenses incurred by the Trust.

     The Trust and PFPC intend to voluntarily reimburse a portion of the Fund's expenses and/or reduce their advisory and co-administrative fees from the Fund during the current fiscal year. The result of these reimbursements and fee reductions will be to increase the performance of the Fund during the periods for which the reductions and reimbursements are made.

     The Fund calculates its total return on an "average annual total return" basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the Fund over the measuring period. Total returns may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by the Fund during the period are reinvested in the shares of the Fund. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of the Fund for any one year in the period might have been more or less than the average for the entire period. The Fund may also advertise from time to time the total return on a year-by-year or other basis for various specific periods by means of quotations, charts, graphs or schedules.

     The Fund calculates its "average annual total return" by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

            N
     P (1+T)  = ERV

     Where:            T =     average annual total return;

                       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                       P =     hypothetical initial payment of $1,000; and

                       n = period covered by the computation, expressed in years.

     The Fund calculates its "aggregate total return" by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

     Aggregate Total Return =           T = [(ERV/P)]-1

     The yield of the Fund is computed based on the Fund's net income during a specified 30-day (or one month) period. More specifically, the Fund's yield is computed by dividing the per share net income during the relevant period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.

     A Non-Money Market Fund calculates its 30-day (or one month) standard yield in accordance with the method prescribed by the SEC for mutual funds:

                                         a-b     6
                              YIELD = 2[(--- + 1)  -1]
                                         cd

     Where:    a =  dividends and interest earned during the period;

               b =  expenses accrued for the period (net of reimbursements);

               c = average daily number of shares outstanding during the period entitled to receive dividends; and

               d =  net asset value per share on the last day of the period.

GENERAL INFORMATION

     Any fees imposed by Northern or other Service Organizations on their customers in connection with investments in the Fund are not reflected in the Trust's calculations of performance for the Fund.

     The Fund's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze the Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.

     The performance of the Fund may be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc. or to the S&P 500 Index, the S&P MidCap 400 Index, the Russell 2000 or 1000 Small Stock Index, the Consumer Price Index or the Dow Jones Industrial Average. Performance data as reported in national financial publications such as MONEY, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund. From time to time, the Fund may also quote the mutual fund ratings of Morningstar, Inc. and other services in their advertising materials.

     Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

     The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

     The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of Northern as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

     Materials may include lists of representative clients of Northern. Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

     The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data.

     The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

     The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

     Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

                                 NET ASSET VALUE

     Securities held by the Fund that are listed on a recognized U.S. or foreign securities exchange are valued at the last quoted sales price on the securities exchange on which the securities are primarily traded, except that securities listed on an exchange in the United Kingdom are valued at the average of the closing bid and ask prices. If securities listed on a U.S. exchange are not traded on a valuation date, they will be valued at the last quoted bid price. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities that are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are valued at the last sales price, except that such securities traded in the United Kingdom are valued at the average of the closing bid and ask prices. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees. Temporary short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value. Securities may be valued on the basis of prices provided by independent pricing services when those prices are believed to reflect the fair market value of the securities.

     Northern is not required to calculate the net asset value of the Fund on days during which no shares are tendered to the Fund for redemption and no orders to purchase or sell shares are received by the Fund, or on days on which there is an insufficient degree of trading in the Fund's portfolio securities for changes in the value of such securities to affect materially the net asset value per share.

                                      TAXES

     The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

     The discussions of Federal and state tax consequences in the Prospectus and this Additional Statement are based on the Internal Revenue Code of 1986, as amended (the "Code") and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL - GENERAL INFORMATION

     The Fund intends to qualify as a regulated investment company under Part I of Subchapter M of Subtitle A, Chapter 1 of the Code. As a regulated investment company, the Fund is generally exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

     In addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that have been paid with respect to such shares.

     Dividends and distributions from the Fund will generally be taxable to you in the tax year in which they are paid, with one exception. Dividends and distributions declared by the Fund in October, November or December and paid in January are taxed as though they were paid by December 31.

     In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" from domestic corporations received by the Fund for the year. A dividend usually will be treated as a "qualifying dividend" if it has been received from a domestic corporation. A portion of the dividends paid by the Fund may constitute "qualifying dividends."

     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

     The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

     Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

     The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

     In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

                              DESCRIPTION OF SHARES

     The Trust Agreement permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in different investment portfolios. The Trust may hereafter create series in addition to the Trust's existing series, which represent interests in thirty-three portfolios.

     Under the terms of the Trust Agreement, each share of the Fund has a par value of $.0001, represents a proportionate interest in the particular Fund with each other share of its class and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of the Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under "Redeeming and Exchanging Shares" in the Prospectus. In addition, pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by the Fund may be suspended for more than seven days (i) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (ii) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (iii) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. The Trust may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, the Trust reserves the right to adopt, by action of the Trustees, a policy pursuant to which it may, without shareholder approval, redeem upon not less than 30 days' notice all of the Fund's shares if such shares have an aggregate value below a designated amount and if the Trustees determine that it is not practical, efficient or advisable to continue the operation of such Fund and that any applicable requirements of the 1940 Act have been met. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Fund are not issued.

     The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses with respect to the portfolios of Northern Funds are normally allocated in proportion to the net asset value of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.

     Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Each investment portfolio of the trust entitled to vote on a matter will vote in the aggregate and not by portfolio, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular portfolio.

     Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

     The Trust is not required to hold annual meetings of shareholders and does not intend to hold such meetings. In the event that a meeting of shareholders is held, each share of the Trust will be entitled, as determined by the Trustees without the vote or consent of shareholders, either to one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders, including the election of Trustees (this method of voting being referred to as "dollar-based voting"). However, to the extent required by the 1940 Act or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees and, accordingly, the holders of more than 50% of the aggregate voting power of the Trust may elect all of the Trustees, irrespective of the vote of the other shareholders. Meetings of shareholders of the Trust, or any series or class thereof, may be called by the Trustees, certain officers or upon the written request of holders of 10% or more of the shares entitled to vote at such meeting. To the extent required by law, the Trust will assist in shareholder communications in connection with a meeting called by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters specified in the Trust Agreement and such other matters as the Trustees may determine or may be required by law.

     The Trust Agreement authorizes the Trustees, without shareholder approval (except as stated in the next paragraph), to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust, or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a "master-feeder" structure by investing substantially all of the assets of a series of the Trust in the securities of another open-end investment company or pooled portfolio.

     The Trust Agreement also authorizes the Trustees, in connection with the merger, consolidation, termination or other reorganization of the Trust or any series or class, to classify the shareholders of any class into one or more separate groups and to provide for the different treatment of shares held by the different groups, provided that such merger, consolidation, termination or other reorganization is approved by a majority of the outstanding voting securities (as defined in the 1940 Act) of each group of shareholders that are so classified.

     The Trust Agreement permits the Trustees to amend the Trust Agreement without a shareholder vote.

However, shareholders of the Trust have the right to vote on any amendment (i) that would adversely affect the voting rights of shareholders; (ii) that is required by law to be approved by shareholders; (iii) that would amend the voting provisions of the Trust Agreement; or (iv) that the Trustees determine to submit to shareholders.

     The Trust Agreement permits the termination of the Trust or of any series or class of the Trust (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders. The factors and events that the Trustees may take into account in making such determination include (i) the inability of the Trust or any series or class to maintain its assets at an appropriate size; (ii) changes in laws or regulations governing the Trust, or any series or class thereof, or affecting assets of the type in which it invests; or (iii) economic developments or trends having a significant adverse impact on their business or operations.

     Under the Delaware Business Trust Act (the "Delaware Act"), shareholders are not personally liable for obligations of the Trust. The Delaware Act entitles shareholders of the Trust to the same limitation of liability as is available to shareholders of private for-profit corporations. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in such other states, those courts may not apply Delaware law and may subject the shareholders to liability. To offset this risk, the Trust Agreement (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees and (ii) provides for indemnification out of the property of the applicable series of the Trust of any shareholder held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder and not because of the shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arises under tort law or, if not, no contractual limitation of liability is in effect; and (iii) the applicable series of the Trust is unable to meet its obligations.

     The Trust Agreement provides that the Trustees will not be liable to any person other than the Trust or a shareholder and that a Trustee will not be liable for any act as a Trustee. However, nothing in the Trust Agreement protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement provides for indemnification of Trustees, officers and agents of the Trust unless the recipient is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.

     In addition to the requirements of Delaware law, the Trust Agreement provides that a shareholder of the Trust may bring a derivative action on behalf of the Trust only if the following conditions are met: (i) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the Trust, or 10% of the outstanding shares of the series or class to which such action relates, must join in the request for the Trustees to commence such action; and (ii) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trust Agreement also provides that no person, other than the Trustees, who is not a shareholder of a particular series or class shall be entitled to bring any derivative action, suit or other proceeding on behalf of or with respect to such series or class. The Trustees will be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     The Trustees may appoint separate Trustees with respect to one or more series or classes of the Trust's shares (the "Series Trustees"). To the extent provided by the Trustees in the appointment of Series Trustees, Series Trustees
(i) may, but are not required to, serve as Trustees of the Trust or any other series or class of the Trust; (ii) may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees under the Trust Agreement with respect to such series or class; and/or (iii) may have no power or authority with respect to any other series or class. The Trustees are not currently considering the appointment of Series Trustees for the Trust.

     The term "majority of the outstanding shares" of either Northern Funds or a particular Fund or investment portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of Northern Funds or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of Northern Funds or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of Northern Funds or such Fund or portfolio.

     As of April 30, 2000, Northern and its affiliates held of record substantially all of the outstanding shares of the Non-Money Market Funds as agent, custodian, trustee or investment adviser on behalf of their customers. At such date, The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675, and its affiliate banks held as beneficial owner five percent or more of the outstanding shares of the Non-Money Market Funds because they possessed sole or shared voting or investment power with respect to such shares. As of April 30, 2000 the names and share ownership of the entities or individuals which held of record or beneficially more than 5% of the outstanding shares of any Fund were as follows:

                                                                                   NUMBER                PERCENTAGE
                                                                                 OF SHARES               OF SHARES
                                                                                 ---------               ----------
MONEY MARKET FUND
     Short-Term Investment Fund of NTC                                            945,040,000                15.0%
     The Northern Trust Bank - Miami                                              995,735,732                15.8%
     Northern Trust Bank Illinois - M&I Sweep Account                             340,358,679                 5.4%
     Northern Trust Bank Florida - M&I Sweep Account                              417,453,117                 6.6%
U.S. GOVERNMENT MONEY MARKET FUND
     TNT - Miami on behalf of its customers                                        32,367,291                 6.5%
     Sunstone Financial Group, Inc.                                                55,349,754                11.2%
     Northern Trust Bank Florida - M&I Sweep Account                               43,637,121                 8.8%
U.S. GOVERNMENT SELECT MONEY MARKET FUND
     Northern Trust Bank Florida - M&I Sweep Account                               98,316,333                14.4%
     TNT - Miami on behalf of its customers                                       228,136,679                33.4%
MUNICIPAL MONEY MARKET FUND
     TNT - Miami on behalf of its customers                                       618,709,499                24.1%
     Northern Trust Bank Illinois - M&I Sweep Account                             188,651,513                 7.3%
     Northern Trust Bank Florida - M&I Sweep Account                              130,073,758                 5.1%
CALIFORNIA MUNICIPAL MONEY MARKET FUND
     Northern Trust Bank California - M&I Sweep Account                            75,290,439                 6.9%
FLORIDA INTERMEDIATE TAX-EXEMPT FUND
     First Data Investors Services Group FBO Northern Funds                           382,736                 9.3%
     Auto House Trust Cash Processing Unit - Miami                                    266,653                 6.5%
FIXED INCOME FUND
     CCT Combs Funds                                                                5,205,804                 7.7%
HIGH YIELD FIXED INCOME FUND
     Northern Trust Company Pension Plan                                            2,366,471                12.9%
STOCK INDEX FUND
     CCT Combs Funds                                                                2,249,292                 8.3%
SELECT EQUITY FUND
     First Data Investors Services Group FBO Northern Funds                         1,831,777                12.2%
TECHNOLOGY FUND
     Charles Schwab and Co., Inc. on behalf of its customers                        3,033,911                 6.9%

     As of April 30, 2000, Northern possessed sole or shared voting or investment power for its customer accounts with respect to more than 50% of the outstanding shares of Northern Funds. As of the same date, the Trust's Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.

                                OTHER INFORMATION

     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

     A Standard & Poor's Ratings Group, Inc. ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's Investor Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     The three rating categories of Duff & Phelps Credit Rating Co. ("D&P") for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." D&P employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by D&P for commercial paper:

     "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

     Fitch IBCA ("Fitch") short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

     Thomson BankWatch, Inc. ("TBW") short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by
TBW:

     "TBW-1" - This designation represents TBW's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation represents TBW's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents TBW's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" - This designation represents TBW's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by S&P's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by S&P's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (i) earnings of projects under construction, (ii) earnings of projects unseasoned in operating experience, (iii) rentals which begin when facilities are completed, or (vi) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

     The following summarizes the long-term debt ratings used by D&P for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

     To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

     The following summarizes the ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved and "D" represents the lowest potential for recovery.

     To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

     TBW assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by TBW for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC" - These designations are assigned by TBW to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

     A S&P's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by S&P's for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's for short-term notes:

          "MIG-1"/ "VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/ "VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

          "MIG-3"/ "VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/ "VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

     Fitch and D&P use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B

          As stated in the Prospectus, the Fund may enter into certain futures transactions. Such transactions are described in this Appendix.

I. INTEREST RATE FUTURES CONTRACTS

          USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, by using futures contracts.

          Interest rate future contracts can also be used by a Fund for non-hedging (speculative) purposes to increase total return.

          DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

          A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II.  INDEX FUTURES CONTRACTS

          GENERAL. A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the S&P's 100 or indexes based on an industry or market indexes, such as the S&P 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. To the extent consistent with its investment objective, a Fund may also engage in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

          A Fund may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

          In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

          Index futures contracts may also be used by a Fund for non-hedging (speculative) purposes to increase total return.

III. FUTURES CONTRACTS ON FOREIGN CURRENCIES

          A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          A Fund may also use futures contracts on foreign currencies for non-hedging (speculative) purposes to increase total return.

IV.  MARGIN PAYMENTS

          Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, Northern or NTI may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.   RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

          There are several risks in connection with the use of futures by a Fund, even if the futures are used for hedging (non-speculative) purposes. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Investment Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Investment Adviser. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

          When futures are purchased to hedge against a possible increase in the price of securities or a currency before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Investment Adviser may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by a Fund is also subject to the Investment Advisers' ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

          Futures purchased or sold by a Fund (and related options) may be traded on foreign exchanges. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, the investments of a Fund in foreign futures, or foreign options transactions may not be provided the same protections in respect to transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

VI.  OPTIONS ON FUTURES CONTRACTS

          A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by a Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). See "Risks of Transactions in Futures Contracts" above. In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.  OTHER MATTERS

          Each Fund intends to comply with the regulations of the CFTC exempting it from registration as a "Commodity Pool Operator." Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                      PART C
                                OTHER INFORMATION


ITEM 23.          EXHIBITS

         The following exhibits are incorporated herein by reference:

         (a)      (1)      Agreement and Declaration of Trust dated October 12,
                           1993 filed as Exhibit 1(a) to Post-Effective
                           Amendment No. 11 to Registrant's Registration
                           Statement on Form N-1A, filed on July 29, 1996 ("PEA
                           No. 11").

                  (2) Amendment No. 1 to Agreement and Declaration of Trust filed as Exhibit 1(b) to PEA No. 11.

                  (3) Amendment No. 2 to Agreement and Declaration of Trust filed as Exhibit 1(c) to PEA No. 11.

                  (4) Amendment No. 3 to Agreement and Declaration of Trust filed as Exhibit 1(d) to PEA No. 11.

                  (5) Amendment No. 4 to Agreement and Declaration of Trust filed as Exhibit 1(e) to PEA No. 11.

                  (6) Amendment No. 5 to Agreement and Declaration of Trust dated May 26, 1995 filed as Exhibit 1(f) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on June 12, 1996 ("PEA No. 9").

                  (7) Amendment No. 6 to Agreement and Declaration of Trust dated August 6, 1996 filed as Exhibit 1(g) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A, filed on October 30, 1996 ("PEA No. 12").

                  (8) Amendment No. 7 to Agreement and Declaration of Trust dated August 6, 1996 filed as Exhibit 1(h) to PEA No. 12.

                  (9) Amendment No. 8 to Agreement and Declaration of Trust dated February 12, 1996 filed as Exhibit 1(i) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed on February 26, 1997 ("PEA No. 15").

                  (10) Amendment No. 9 to Agreement and Declaration of Trust dated February 12, 1997 filed as Exhibit 1(j) to Post-Effective Amendment No. 16 to

                           Registrant's Registration Statement on Form N-1A, filed on July 31, 1997 ("PEA No. 16").

                  (11) Amendment No. 10 to Agreement and Declaration of Trust dated November 18, 1997 filed as Exhibit 1(k) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on March 20, 1998 ("PEA No. 19").

                  (12) Amendment No. 11 to Agreement and Declaration of Trust dated September 18, 1998 filed as Exhibit
                           (a)(12) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on May 28, 1999 ("PEA No. 22").

                  (13) Amendment No. 12 to Agreement and Declaration of Trust dated November 18, 1998 filed as Exhibit
                           (a)(13) to PEA No. 22.

                  (14) Amendment No. 13 to Agreement and Declaration of Trust dated September 15, 1999 filed as Exhibit
                           (a)(14) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on September 17, 1999 ("PEA No. 25").

                  (15) Amendment No. 14 to Agreement and Declaration of Trust dated October 1, 1999 filed as Exhibit (a)(15) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on October 15, 1999 ("PEA No. 27").

                  (16) Amendment No. 15 to Agreement and Declaration of Trust dated November 17, 1999 filed as Exhibit
                           (a)(16) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A, filed on December 28, 1999 ("PEA No. 28").

                  (17) Amendment No. 16 to Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(17) to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on February 29, 2000 ("PEA No. 29").

                  (18) Amendment No. 17 to Agreement and Declaration of Trust dated February 8, 2000 filed as Exhibit (a)(18) to PEA No. 29.

                  (19) Agreement and Declaration of Trust dated February 7, 2000 filed as Exhibit (a)(19) to Post-Effective Amendment Nos. 30/31 to Registrant's Registration Statement on Form N-1A, filed on May 15, 2000 ("PEA Nos. 30/31").

                  (20) Amendment No. 18 to Agreement and Declaration of Trust dated May 2, 2000 filed as Exhibit (a)(20) to Post-Effective Amendment No. 32 to

                           Registrant's Registration Statement on Form N-1A, filed on July 6, 2000 ("PEA No. 32").

         (b)      (1)      By-Laws filed as Exhibit 2 to PEA No. 11.

                  (2) Amendment to the By-Laws dated August 4, 1994 filed as Exhibit 2(a) to PEA No. 11.

                  (3) Amendment No. 2 to the By-Laws dated May 22, 1997 filed as Exhibit 2(b) to PEA No. 16.

                  (4) Amendment No. 3 to the By-Laws dated September 15, 1999 filed as Exhibit (b)(4) to PEA No. 27.

                  (5)      By-Laws filed as Exhibit (b)(5) to PEA No. 30/31.

                  (6) Amendment No. 1 to By-Laws adopted on May 2, 2000 filed as Exhibit (b)(6) to PEA Nos. 30/31.

         (c)               None.

         (d)      (1)      Investment Advisory and Ancillary Services Agreement
                           between Registrant and The Northern Trust Company dated April 1, 1994 ("Investment Advisory Agreement") filed as Exhibit 5 to PEA No. 11.

                  (2) Addendum No. 1 to the Investment Advisory Agreement dated November 29, 1994 filed as Exhibit 5(a) to PEA No. 11.

                  (3) Addendum No. 2 to the Investment Advisory Agreement dated March 29, 1996 filed as Exhibit 5(b) to PEA No. 9.

                  (4) Addendum No. 3 to the Investment Advisory Agreement dated August 7, 1996 filed as Exhibit 5(c) to PEA No. 12.

                  (5) Addendum No. 4 to the Investment Advisory Agreement dated March 24, 1997 filed as Exhibit 5(d) to PEA No. 16.

                  (6) Addendum No. 5 to the Investment Advisory Agreement dated February 12, 1997 filed as Exhibit 5(e) to PEA No. 19.

                  (7) Addendum No. 6 to the Investment Advisory Agreement dated November 18, 1997 filed as Exhibit 5(f) to PEA No. 19.

                  (8) Assumption Agreement between The Northern Trust Company and Northern Trust Quantitative Advisors, Inc. dated April 1, 1998 filed as Exhibit 5(g) to Post-Effective Amendment No. 20 to Registrant's

                           Registration Statement on Form N-1A, filed on July 31, 1998 ("PEA No. 20").

                  (9) Addendum No. 7 to the Investment Advisory Agreement dated December 21, 1998 filed as Exhibit (d)(9) to PEA No. 22.

                  (10) Addendum No. 8 to the Investment Advisory Agreement dated September 15, 1999 filed as Exhibit (d)(10) to PEA No. 27.

                  (11) Addendum No. 9 to the Investment Advisory Agreement dated December 28, 1999 filed as Exhibit (d)(11) to PEA No. 28.

                  (12) Addendum No. 10 to the Investment Advisory Agreement dated February 8, 2000 filed as Exhibit (d)(12) to PEA Nos. 30/31.

         (e)      (1)      Distribution Agreement between Registrant and
                           Northern Funds Distributors, LLC dated October 1,
                           1999 filed as Exhibit (e)(1) to PEA No. 27.

                  (2) Amended and Restated Schedule A to the Distribution Agreement dated February 8, 2000 filed as Exhibit
                           (e)(3) to PEA Nos. 30/31.

         (f)               None.

         (g)      (1)      Custodian Agreement between Registrant and The
                           Northern Trust Company dated April 1, 1994
                           ("Custodian Agreement") filed as Exhibit 8(a) to PEA
                           No. 11.

                  (2) Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.

                  (3) Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to PEA No. 9.

                  (4) Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to PEA No. 12.

                  (5) Addendum No. 4 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(j) to PEA No. 12.

                  (6) Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to PEA No. 16.

                  (7) Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to PEA No. 19.

                  (8) Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.

                  (9) Addendum No. 8 to the Custodian Agreement dated December 21, 1998 filed as Exhibit (g)(12) to PEA No. 22.

                  (10) Addendum No. 9 to the Custodian Agreement dated September 15, 1999 filed as Exhibit (g)(13) to PEA No. 27.

                  (11) Addendum No. 10 to the Custodian Agreement dated December 28, 1999 filed as Exhibit (g)(14) to PEA No. 28.

                  (12) Foreign Custody Agreement between the Registrant and The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.

                  (13) Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

                  (14) Addendum No. 2 to the Foreign Custody Agreement dated February 8, 2000 filed as Exhibit (g)(15) to PEA Nos. 30/31.

                  (15) Foreign Custody Monitoring Agreement between the Registrant and The Northern Trust Company dated February 18, 1998 filed as Exhibit 8(r) to PEA No. 20.

         (h)      (1)      Transfer Agency Agreement between Registrant and
                           The Northern Trust Company dated April 1, 1994
                           ("Transfer Agency Agreement") filed as Exhibit 8(b) to PEA No. 11.

                  (2) Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.

                  (3) Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 9.

                  (4) Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

                  (5) Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

                  (6) Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.

                  (7) Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.

                  (8) Addendum No. 7 to the Transfer Agency Agreement dated December 21, 1998 filed as Exhibit (h)(11) to PEA No. 22.

                  (9) Addendum No. 8 to the Transfer Agency Agreement dated September 15, 1999 filed as Exhibit (h)(9) to PEA No. 27.

                  (10) Addendum No. 9 to the Transfer Agency Agreement dated December 28, 1999 filed as Exhibit (h)(10) to PEA No. 28.

                  (11) Addendum No. 10 to the Transfer Agency Agreement dated February 8, 2000 filed as Exhibit (h)(15) to PEA Nos. 30/31.

                  (12) Amended and Restated Service Plan, adopted as of April 1, 1999 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (h)(11) to PEA No. 27.

                  (13) Co-Administration Agreement among Registrant, First Data Investor Services Group, Inc. and The Northern Trust Company dated October 1, 1999 filed as Exhibit
                           (h)(12) to PEA No. 27.

                  (14)     Amended and Restated Schedule A to the
                           Co-Administration Agreement dated February 8, 2000 filed as Exhibit (h)(16) to PEA Nos. 30/31.

                  (15) Agreement and Plan of Reorganization, Conversion and Termination dated February 8, 2000 filed as Exhibit
                           (h)(14) to PEA No. 29.

         (i)               None.

         (j)               None.

         (k)               None.

         (l)      (1)      Purchase Agreement between Registrant and The
                           Northern Trust Company dated March 31, 1994 filed as
                           Exhibit 13(a) to PEA No. 11.

                  (2) Purchase Agreement between Registrant and Miriam M. Allison dated March 14, 1994 filed as Exhibit 13(b) to PEA No. 11.

                  (3) Purchase Agreement between Registrant and Miriam M. Allison dated March 31, 1998 for shares of the Mid Cap Growth Fund filed as Exhibit (l)(3) to PEA No. 22.

                  (4) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Fixed Income Fund filed as Exhibit (l)(4) to PEA No. 22.

                  (5) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Municipal Fund filed as Exhibit (l)(5) to PEA No. 22.

                  (6) Purchase Agreement between Registrant and Miriam M. Allison dated September 3, 1999 for shares of the Small Cap Index Fund filed as Exhibit (l)(6) to PEA No. 27.

                  (7) Purchase Agreement between Registrant and The Northern Trust Company dated September 3, 1999 for shares of the Income Equity Fund, Stock Index Fund, Growth Equity Fund, Technology Fund, International Growth Equity Fund and Small Cap Index Fund filed as Exhibit (l)(7) to PEA No. 27.

                  (8) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Small Cap Growth Fund filed as Exhibit (l)(8) to PEA No. 27.

                  (9) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Short-Intermediate U.S. Government Fund filed as Exhibit (l)(9) to PEA No. 27.

                  (10) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the California Intermediate Tax-Exempt Fund filed as Exhibit (l)(10) to PEA No. 27.

                  (11) Purchase Agreement between Registrant and Martin C. Gawne dated September 30, 1999 for shares of the Arizona Tax-Exempt Fund filed as Exhibit (l)(11) to PEA No. 27.

                  (12) Purchase Agreement between Registrant and The Northern Trust Company dated October 1, 1999 for shares of the U.S. Government Fund, Intermediate Tax-Exempt Fund, Fixed Income Fund, Tax-Exempt Fund, California Tax-Exempt Fund, International Fixed Income Fund, Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund and Short-Intermediate U.S. Government Fund filed as Exhibit (l)(12) to PEA No. 27.

                  (13) Purchase Agreement between Registrant and the Northern Trust Company dated February 14, 2000 for shares of the MarketPower Fund filed as Exhibit
                           (l)(13) to PEA Nos. 30/31.

                  (14) Purchase Agreement between Registrant and Brian R. Curran dated May 8, 2000 for shares of the Global Communications Fund filed as Exhibit (l)(14) to PEA Nos. 30/31.

                  (15) Purchase Agreement between Registrant and the Northern Trust Company dated February 14, 2000 for shares of the Tax-Exempt Money Market Fund filed as Exhibit (l)(15) to PEA Nos. 30/31.

         (m) Amended and Restated Distribution and Service Plan, adopted April 1, 1994 and most recently revised as of September 15, 1999, and Related Agreement filed as Exhibit (m) to PEA No. 27.

         (n)               None.

         (o)      (1)      Code of Ethics of Trust filed as Exhibit (o)(1) to
                           PEA Nos. 30/31.

                  (2)      Code of Ethics of Investment Adviser filed as Exhibit
                           (o)(2) to PEA Nos. 30/31.

         The following exhibits to the Registration Statement are filed herewith electronically pursuant to EDGAR rules:

         (j)      (1)      Consent of Drinker Biddle & Reath LLP.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Registrant is controlled by its Board of Trustees.


ITEM 25. INDEMNIFICATION

         Section 7 of the Investment Advisory and Ancillary Services Agreement between the Registrant and The Northern Trust Company ("Northern") provides for indemnification of Northern or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which Northern, in its capacity as Registrant's Adviser, may be subject. A copy of the Investment Advisory and Ancillary Services Agreement is incorporated by reference herein as Exhibit (d)(1).

         Article 10 of the Co-Administration Agreement dated October 1, 1999 among the Registrant, The Northern Trust Company and First Data Investor Services Group, Inc. provides that Registrant will indemnify The Northern Trust Company and First Data Investor Services Group, Inc. (each a "Co-Administrator") against all claims except those resulting from the willful misfeasance, bad faith or negligence of such Co-Administrator, or the Co-Administrator's breach of confidentiality. A copy of the Co-Administration Agreement is incorporated by reference herein as Exhibit (h)(11).

         Section 3.1 of the Distribution Agreement between the Registrant and Northern Funds Distributors, LLC provides for indemnification of Northern Funds Distributors, LLC, in connection with certain claims and liabilities to which Northern Funds Distributors, LLC, in its capacity as Registrant's Distributor, may be subject. A copy of the Distribution Agreement is incorporated by reference herein as Exhibit (e)(1).

         In addition, Section 6.3 of Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of shareholders as follows:

         6.3 INDEMNIFICATION OF SHAREHOLDERS. No Shareholder shall be subject to any personal liability whatsoever to any person in connection with property of the Trust or the acts, obligations or affairs of the Trust or any Series thereof. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) out of the property of the Trust for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Series whose Shares were held by said Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Series thereof to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

         Section 6.4 of Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of Trustees and officers, as follows:

         6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers and persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as "Disabling Conduct"). Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and either (b) such Covered Person provides security for such undertaking, (c) the Trust is insured against losses arising by reason of such payment, or (d) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         The Northern Trust Company, Registrant's investment adviser, is a full service commercial bank and also provides a full range of trust and fiduciary services. Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs of The Northern Trust Company and, with respect to each such person, the name and business address of the company (if any) with which such person has been connected at any time within the last two fiscal years, as well as the capacity in which such person was connected.

                                                                                          NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                              CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                              OTHER COMPANY
-----------------------                     ----------------                              -------------
Gregg D. Behrens
  Executive Vice President                  None

J. David Brock
  Executive Vice President                  None

Duane L. Burnham                            Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Abbott Laboratories                                    Chairman of the
                                            150 Field Drive                                        Board and Director
                                            Suite 160
                                            Lake Forest, IL  60045

                                            Sara Lee Corp.                                         Director
                                            Three First National Plaza
                                            Chicago, IL  60602

Dr. Dolores E. Cross                        Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Morris Brown College                                   President (6/99)
                                            Administration Building, 2nd Floor                     President -
                                            643 Martin Luther King Jr. Drive                       Elect (10/98)
                                            Atlanta, GA  30314

                                            Chicago State University                               Former President
                                            95th Street at King Drive
                                            Chicago, IL  60643

                                            General Electric Company                               Former President
                                            3135 Easton Turnpike                                   GE Fund
                                            Fairfield, CT 06432

                                            The Graduate School and University Center              GE Fund
                                            The City University of New York                        Distinguished
                                            33 W. 42nd Street, Room 1400 N                         Professor of
                                            New York, NY  10036                                    Leadership and
                                                                                                   Diversity



                                      C-12

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------

Susan Crown                                 Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Henry Crown & Co.                                      Vice President
                                            222 North LaSalle Street
                                            Suite 2000
                                            Chicago, IL 60601

                                            Baxter International                                   Director
                                            One Baxter Parkway
                                            Deerfield, IL  60015

                                            Illinois Tool Works                                    Director
                                            3600 West Lake Ave
                                            Glenview, IL  60025-5811

John R. Goodwin                             NTQA                                                   Director, Managing
  Senior Vice President                     50 South LaSalle Street                                Director, Chief
                                            Chicago, IL  60675                                     Investment Officer

Robert S. Hamada                            Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            The University of Chicago                              Dean and Edward
                                            Graduate School of Business                            Eagle Brown
                                            1101 East 58th Street                                  Distinguished
                                            Chicago, IL  60637                                     Service Professor of
                                                                                                   Finance

                                            A.M. Castle & Co.                                      Director
                                            3400 North Wolf Road
                                            Franklin Park, IL  60131


                                            Chicago Board of Trade                                 Director
                                            141 West Jackson Boulevard
                                            Chicago, IL  60604



                                      C-13

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------


Barry G. Hastings                           Northern Trust Corporation                             President and Chief
  President and Chief                       50 South LaSalle Street                                  Operating Officer
  Operating Officer                         Chicago, IL  60675                                       and Director
  and Director
                                            Northern Trust of California                           Director
                                              Corporation
                                            355 South Grand Avenue
                                            Los Angeles, CA  90017

                                            Northern Trust of Florida                              Vice Chairman of the
                                              Corporation                                            Board and Director
                                            700 Brickell Avenue
                                            Miami, FL  33131

                                            Nortrust Realty Management, Inc.                       Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

Robert A. Helman                            Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Mayer, Brown & Platt                                   Partner
                                            190 South LaSalle Street, 38th Fl.
                                            Chicago, IL 60603

                                            Zenith Electronics                                     Director
                                            1000 Milwaukee Ave.
                                            Glenview, IL  60025

                                            Brambles USA, Inc.                                     Director
                                            400 North Michigan Avenue
                                            Chicago, IL  60611

                                            Chicago Stock Exchange                                 Governor
                                            One Financial Plaza
                                            440 South LaSalle Street
                                            Chicago, IL  60605


                                            Dreyer's Grand Ice Cream, Inc.                         Director
                                            5929 College Ave.
                                            Oakland, CA  94618



                                      C-14

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------


Arthur L. Kelly                             Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            KEL Enterprises L.P.                                   Managing Partner
                                            Two First National Plaza
                                            20 S. Clark St., Suite 2222
                                            Chicago, IL  60603

                                            Bayerische Motoren Werke (BMW) A.G.                    Director
                                            BMW Haus
                                            Petuelring 130
                                            Postfach 40 02 40
                                            D-8000
                                            Munich 40 Germany

                                            Nalco Chemical Company                                 Director
                                            One Nalco Center
                                            Naperville, IL 60563-1198

                                            Snap-on Incorporated                                   Director
                                            2801 80th Street
                                            Kenosha, WI  53140

                                            A.G Deere & Company                                    Director
                                            John Deere Road
                                            Moline, IL  61265

                                            Thyssen Industries AG
                                            Am Thyssenhaus 1
                                            45128 Essen
                                            Germany

Frederick A. Krehbiel                       Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Molex Incorporated                                     Chairman, CEO and
                                            2222 Wellington Court                                  Director
                                            Lisle, IL  60532-1682



                                      C-15

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------

Frederick A. Krehbiel                       Nalco Chemical Company                                 Director
  (continued)                               One Nalco Center
                                            Naperville, IL  60563-1198

                                            Tellabs, Inc.                                          Director
                                            4951 Indiana Avenue
                                            Lisle, IL  60532

                                            Devry, Inc.                                            Director
                                            One Tower Lane
                                            Suite 1000
                                            Oak Brook Terrace, IL  60181

John V.N. McClure                           None
  Executive Vice President

James J. Mitchell, III                      The Northern Trust Company                             Director
  Executive Vice President                    of New York
                                            40 Broad Street
                                            8th Floor
                                            New York, NY  10004

William G. Mitchell                         Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Peoples Energy Corporation                             Director
                                            122 South Michigan Avenue
                                            Chicago, IL  60603

                                            The Sherwin-Williams Company                           Director
                                            101 Prospect Avenue, N.W.
                                            Cleveland, OH  44115-1075

Edward J. Mooney                            Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Nalco Chemical Company                                 Chairman, Chief
                                            One Nalco Center                                       Executive Officer,
                                            Naperville, IL 60563-1198                              President and
                                                                                                   Director



                                      C-16

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------

Edward J. Mooney                            Morton International, Inc.                             Director
  (continued)                               100 North Riverside Plaza
                                            Chicago, IL  60606

                                            FMC Corp.                                              Director
                                            200 E. Randolph Drive
                                            Chicago, IL  60601

J. Terrance Murray                          None
  Executive Vice President

William A. Osborn                           Northern Trust Corporation                             Director
  Chairman and Chief                        50 South LaSalle Street
  Executive Officer                         Chicago, IL  60675

                                            Nortrust Realty Management, Inc.                       Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            Northern Futures Corporation                           Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

Sheila A. Penrose                           Northern Trust Global                                  Director
  President -                                 Advisors, Inc.
  Corporate and Institutional               29 Federal Street
  Services and Executive                    Stamford, CT 06901
  Vice President
                                            Northern Trust Retirement                              Manager
                                              Consulting, L.L.C.
                                            400 Perimeter Center Terrace
                                            Suite 850
                                            Atlanta, GA  30346

                                            Nalco Chemical Company                                 Director
                                            One Nalco Center
                                            Naperville, IL  60563-1198

                                            NTQA                                                   Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675



                                      C-17

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------

Perry R. Pero                               Northern Futures Corporation                           Director
  Senior Executive Vice                     50 South LaSalle Street
  President and Chief                       Chicago, IL  60675
  Financial Officer

                                            Northern Investment Corporation                        President and,
                                            50 South LaSalle Street                                  Director
                                            Chicago, IL  60675

                                            Northern Trust Global                                  Director
                                              Advisors, Inc.
                                            29 Federal Street
                                            Stamford, CT 06901

                                            Northern Trust Securities, Inc.                        Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            Nortrust Realty Management, Inc.                       Director
                                            50 South LaSalle Street
                                            Chicago, IL 60675

                                            NTQA                                                   Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

Stephen N. Potter                           NTQA                                                   Director, Managing
  Senior Vice President                     50 South LaSalle Street                                  Director
                                            Chicago, IL  60675

Peter L. Rossiter                           None
  Executive Vice President
  and General Counsel

Lee Selander                                Northern Trust Retirement                              Manager
  Executive Vice President                   Consulting, L.L.C.
                                            400 Perimeter Center Terrace
                                            Suite 850
                                            Atlanta, GA  30346

Jean Sheridan                               None
  Executive Vice President



                                      C-18

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------

Harold B. Smith                             Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Illinois Tool Works Inc.                               Chairman of the
                                            3600 West Lake Avenue                                   Executive Committee
                                            Glenview, IL  60025-5811                                and Director

                                            W. W. Grainger, Inc.                                   Director
                                            5500 West Howard Street
                                            Skokie, IL  60077

                                            Northwestern Mutual Life                               Trustee
                                              Insurance Co.
                                            720 East Wisconsin Avenue
                                            Milwaukee, WI  53202

William D. Smithburg                        Northern Trust Corporation                             Director
  Chairman and                              50 South LaSalle Street
  Director                                  Chicago, IL  60675

                                            The Quaker Oats Company                                Retired
                                            321 North Clark Street                                 Chairman,
                                            Chicago, IL 60610                                      President and
                                                                                                   Chief Executive
                                                                                                   Officer

                                            Abbott Laboratories                                    Director
                                            One Abbott Park Road
                                            Abbott Park, IL  60064-3500

                                            Corning Incorporated                                   Director
                                            Corning, NY  14831

                                            Prime Capital Corporation                              Director
                                            10275 W. Higgins Road
                                            Suite 200
                                            Rosemont, IL  60018



                                      C-19

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------

James M. Snyder                             NTQA                                                   Chairman, CEO and
  Executive Vice President                  50 South LaSalle Street                                 Director
                                            Chicago, IL  60675

                                            Northern Trust Global Advisors, Inc.                   Director
                                            29 Federal Street
                                            Stamford, CT  06901


Mark Stevens                                None
  Executive Vice President


Bide L. Thomas                              Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            R. R. Donnelley & Sons Company                         Director
                                            77 West Wacker Drive
                                            Chicago, IL  60601

                                            MYR Group Inc.                                         Director
                                            *(formerly L.E. Myers Company)
                                            2550 West Golf Road
                                            Rolling Meadows, IL  60008
                                            * Name change

Stephen B. Timbers                          Northern Trust Global                                  Director
  President - Northern Trust                  Advisors, Inc.
  Global Investments and                    29 Federal Street
  Executive Vice President                  Stamford, CT  06901

                                            LTV Steel Co.                                          Director
                                            200 Public Square
                                            Cleveland, OH  44114-2308

                                            Zurich-Kemper Investments                              Former
                                            222 S. Riverside Plaza                                 President and
                                            Chicago, IL  60606                                     Chief Executive Officer
                                                                                                   (January 1996 -
                                                                                                   December 1997)



                                      C-20

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------

Stephen B. Timbers                          NTQA                                                   Director
  (continued)                               50 S. LaSalle Street
                                            Chicago, IL  60675

William S. Trukenbrod                       None
  Executive Vice President


Frederick Waddell                           None
  Executive Vice President

Jeffrey H. Wessel                           NTQA                                                   President,
  Executive Vice President                  50 South LaSalle Street                                Director
                                            Chicago, IL  60675

                                            Northern Trust Retirement                              Manager
                                              Consulting, L.L.C.
                                            400 Perimeter Center Terrace
                                            Suite 850
                                            Atlanta, GA  30346

                                            Northern Trust Global Advisors, Inc.                   Director
                                            29 Federal Street
                                            Stamford, CT  06901

ITEM 27. PRINCIPAL UNDERWRITER

                  (a) None

                  (b) To the best of Registrant's knowledge, the directors and executive officers of Northern Funds Distributors, LLC, distributor for Registrant, are as follows:

                                            POSITIONS AND
                                            OFFICES WITH                                         POSITIONS AND
NAME AND PRINCIPAL                          NORTHERN FUNDS                                       OFFICES WITH
BUSINESS ADDRESS                            DISTRIBUTORS, LLC                                    REGISTRANT
----------------                            -----------------                                    ----------
Jane Haegele                                Director                                             None
3200 Horizon Drive
King of Prussia, PA 19406

Philip H. Rinnander                         President and Secretary                              None
3200 Horizon Drive
King of Prussia, PA 19406


                                      C-21

                                            POSITIONS AND
                                            OFFICES WITH                                         POSITIONS AND
NAME AND PRINCIPAL                          NORTHERN FUNDS                                       OFFICES WITH
BUSINESS ADDRESS                            DISTRIBUTORS, LLC                                    REGISTRANT
----------------                            -----------------                                    ----------
Jason A. Greim                              Vice President and Treasurer                         None
3200 Horizon Drive
King of Prussia, PA 19406


                  (c) None


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996. Records relating to PFPC Inc.'s (formerly First Data Investor Services Group, Inc.) functions as co-administrator for the Registrant are located at 101 Federal Street, Boston, Massachusetts 02110. Records relating to Northern Funds Distributors, LLC's functions as distributor, for the Registrant are located at 3200 Horizon Drive, King of Prussia, PA 19406. All other accounts, books and other documents required to be maintained under
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50
S. LaSalle Street, Chicago, Illinois 60675 or 801 S. Canal Street, Chicago, Illinois 60607 (relating to transfer agent).

ITEM 29. MANAGEMENT SERVICES

         Not Applicable.


ITEM 30. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 12th day of July, 2000.

                                              NORTHERN FUNDS


                                              By: /s/ Archibald E. King
                                                 ------------------------------
                                                 Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


             Name                             Title                                 Date
             ----                             -----                                 ----
/*/ Richard G. Cline*                         Trustee                            July 12, 2000
-------------------------------------
     Richard G. Cline

/*/ Edward J. Condon, Jr.*                    Trustee                            July 12, 2000
-------------------------------------
     Edward J. Condon, Jr.

/*/ Wesley M. Dixon, Jr.*                     Trustee                            July 12, 2000
-------------------------------------
     Wesley M. Dixon, Jr.

/*/ William J. Dolan, Jr.*                    Trustee                            July 12, 2000
-------------------------------------
     William J. Dolan, Jr.

/*/ John W. English*                          Trustee                            July 12, 2000
-------------------------------------
     John W. English

/*/ Raymond E. George, Jr.*                   Trustee                            July 12, 2000
-------------------------------------
     Raymond E. George, Jr.

/*/ Sandra Polk Guthman*                      Trustee                            July 12, 2000
-------------------------------------
     Sandra Polk Guthman

/*/ Michael E. Murphy*                        Trustee                            July 12, 2000
-------------------------------------
     Michael E. Murphy

/*/ Mary Jacobs Skinner*                      Trustee                            July 12, 2000
-------------------------------------
     Mary Jacobs Skinner

/*/ William H. Springer*                      Trustee                            July 12, 2000
-------------------------------------
      William H. Springer

/*/ Richard P. Strubel*                       Trustee                            July 12, 2000
-------------------------------------
     Richard P. Strubel

/*/ Stephen B. Timbers*                       Trustee                            July 12, 2000
-------------------------------------
     Stephen B. Timbers


/s/ Archibald E. King                         Vice President and                 July 12, 2000
-------------------------------------         Acting Chief Executive
     Archibald E. King                        Officer

/s/ Brian R. Curran                           Treasurer                          July 12, 2000
-------------------------------------         (Chief Financial
     Brian R. Curran                          and Accounting
                                              Officer)


*By: /s/ Brian R. Curran
     --------------------------------
         Brian R. Curran,
         Attorney-in-fact


                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned, being a Trustee of Northern Funds, a business trust organized under the laws of the state of Delaware (the "Trust"), does hereby make, constitute and appoint Jylanne M. Dunne, Archibald E. King III, Lloyd A. Wennlund, Brian R. Curran, Jeffrey A. Dalke and Linda J. Hoard, and each of them, attorneys-in-fact and agents of the undersigned with full power and authority of substitution and resubstitution, in any and all capacities, to execute for and on behalf of the undersigned any and all filings and amendments to the Registration Statement on Form N-1A relating to the shares of the Trust and any other documents and instruments incidental thereto, and to deliver and file the same, with all exhibits thereto, and all documents and instruments in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing that said attorneys-in-fact and agents, and each of them, deem advisable or necessary to enable the Trust to effectuate the intents and purposes hereof, and the undersigned hereby fully ratifies and confirms all that said attorneys-in-fact and agents, or any of them, or their or his or her substitute or substitutes, shall do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has subscribed his or her name this 2nd day of May 2000.


/s/ Richard G. Cline                        /s/ Sandra Polk Guthman
--------------------                        -----------------------
Richard G. Cline                            Sandra Polk Guthman


/s/ Edward J. Condon, Jr.                   /s/ Michael E. Murphy
-------------------------                   ---------------------
Edward J. Condon, Jr.                       Michael E. Murphy


/s/ Wesley M. Dixon, Jr.                    /s/ Mary Jacobs Skinner
------------------------                    -----------------------
Wesley M. Dixon, Jr.                        Mary Jacobs Skinner


/s/ William J. Dolan, Jr.                   /s/ William H. Springer
-------------------------                   -----------------------
William J. Dolan, Jr.                       William H. Springer


/s/ John W. English                         /s/ Richard P. Strubel
-------------------                         ----------------------
John W. English                             Richard P. Strubel


/s/ Raymond E. George, Jr.                  /s/ Stephen B. Timbers
--------------------------                  ----------------------
Raymond E. George, Jr.                      Stephen B. Timbers

                                  EXHIBIT INDEX


EXHIBIT NO.                                  DESCRIPTION

     (j)(1)                              Consent of Drinker Biddle & Reath LLP.